UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08326
MFS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Growth Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$36	0.72%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,173,495,842	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	47.0%
Communication Services	16.6%
Industrials	10.6%
Consumer Discretionary	7.7%
Health Care	5.8%
Financials	5.5%
Consumer Staples	1.8%
Energy	1.8%
Materials	1.8%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	14.0%
Alphabet, Inc., "A"	10.6%
Apple, Inc.	6.6%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.6%
Mastercard, Inc., "A"	2.9%
GE Vernova, Inc.	2.9%
Amazon.com, Inc.	2.3%
Seagate Technology Holdings PLC	2.1%
Meta Platforms, Inc., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VEGIC-SEM

MFS® Growth Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$49	0.97%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,173,495,842	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	47.0%
Communication Services	16.6%
Industrials	10.6%
Consumer Discretionary	7.7%
Health Care	5.8%
Financials	5.5%
Consumer Staples	1.8%
Energy	1.8%
Materials	1.8%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	14.0%
Alphabet, Inc., "A"	10.6%
Apple, Inc.	6.6%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.6%
Mastercard, Inc., "A"	2.9%
GE Vernova, Inc.	2.9%
Amazon.com, Inc.	2.3%
Seagate Technology Holdings PLC	2.1%
Meta Platforms, Inc., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VEGSC-SEM

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$26	0.53%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,481,162,774	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	759	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	15.2%
AA	6.9%
A	9.9%
BBB	25.0%
BB	3.5%
B	2.5%
U.S. Government	20.6%
Federal Agencies	14.7%
Not Rated	0.3%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFBIC-SEM

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$39	0.78%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,481,162,774	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	759	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	15.2%
AA	6.9%
A	9.9%
BBB	25.0%
BB	3.5%
B	2.5%
U.S. Government	20.6%
Federal Agencies	14.7%
Not Rated	0.3%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFBSC-SEM

MFS® Research Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$38	0.74%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	375,645,558	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	99
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Global equity sectors
Technology	36.4%
Capital Goods	12.8%
Financial Services	11.9%
Communication Services	10.6%
Consumer Cyclicals	9.6%
Health Care	8.9%
Energy	5.7%
Consumer Staples	2.9%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Alphabet, Inc., "A"	5.0%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	2.3%
KLA Corp.	2.3%
Mastercard, Inc., "A"	2.3%
Meta Platforms, Inc., "A"	2.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFRIC-SEM

MFS® Research Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$51	0.99%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	375,645,558	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	99
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Global equity sectors
Technology	36.4%
Capital Goods	12.8%
Financial Services	11.9%
Communication Services	10.6%
Consumer Cyclicals	9.6%
Health Care	8.9%
Energy	5.7%
Consumer Staples	2.9%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Alphabet, Inc., "A"	5.0%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	2.3%
KLA Corp.	2.3%
Mastercard, Inc., "A"	2.3%
Meta Platforms, Inc., "A"	2.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFRSC-SEM

MFS® Global Equity Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$46	0.93%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	40,677,377	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	82
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
Alphabet, Inc., "A"	4.4%
Microsoft Corp.	4.1%
Amazon.com, Inc.	4.0%
NVIDIA Corp.	3.6%
Visa, Inc., "A"	3.4%
Broadcom, Inc.	2.8%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Willis Towers Watson PLC	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Issuer country weightings
United States	58.4%
France	9.9%
United Kingdom	8.1%
Germany	4.4%
Switzerland	4.0%
Spain	2.9%
Taiwan	2.2%
Japan	2.2%
Canada	1.5%
Other Countries	6.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGEIC-SEM

MFS® Global Equity Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$58	1.18%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	40,677,377	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	82
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
Alphabet, Inc., "A"	4.4%
Microsoft Corp.	4.1%
Amazon.com, Inc.	4.0%
NVIDIA Corp.	3.6%
Visa, Inc., "A"	3.4%
Broadcom, Inc.	2.8%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Willis Towers Watson PLC	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Issuer country weightings
United States	58.4%
France	9.9%
United Kingdom	8.1%
Germany	4.4%
Switzerland	4.0%
Spain	2.9%
Taiwan	2.2%
Japan	2.2%
Canada	1.5%
Other Countries	6.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGESC-SEM

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$38	0.74%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	247,482,311	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	36.6%
Financials	14.0%
Industrials	11.7%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.3%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGIIC-SEM

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$51	0.99%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	247,482,311	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	36.6%
Financials	14.0%
Industrials	11.7%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.3%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGISC-SEM

MFS® Value Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$35	0.69%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,048,808,883	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Equity sectors
Financials	25.3%
Industrials	16.2%
Information Technology	15.9%
Health Care	13.0%
Consumer Discretionary	8.4%
Utilities	8.1%
Energy	5.6%
Consumer Staples	4.0%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.9%
Top ten holdings
Amazon.com, Inc.	5.2%
JPMorgan Chase & Co.	4.1%
Microsoft Corp.	3.4%
KLA Corp.	3.3%
Apple, Inc.	2.9%
Johnson & Johnson	2.7%
Cigna Group	2.6%
Morgan Stanley	2.3%
Analog Devices, Inc.	2.3%
RTX Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLUIC-SEM

MFS® Value Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$48	0.94%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,048,808,883	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Equity sectors
Financials	25.3%
Industrials	16.2%
Information Technology	15.9%
Health Care	13.0%
Consumer Discretionary	8.4%
Utilities	8.1%
Energy	5.6%
Consumer Staples	4.0%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.9%
Top ten holdings
Amazon.com, Inc.	5.2%
JPMorgan Chase & Co.	4.1%
Microsoft Corp.	3.4%
KLA Corp.	3.3%
Apple, Inc.	2.9%
Johnson & Johnson	2.7%
Cigna Group	2.6%
Morgan Stanley	2.3%
Analog Devices, Inc.	2.3%
RTX Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLUSC-SEM

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$42	0.81%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	357,087,252	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	114
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Information Technology	25.1%
Industrials	21.0%
Health Care	15.7%
Consumer Discretionary	11.8%
Communication Services	9.2%
Energy	5.9%
Financials	4.0%
Materials	2.4%
Utilities	1.6%
Consumer Staples	0.9%
Real Estate	0.1%
Top ten holdings
Monolithic Power Systems, Inc.	2.9%
Live Nation Entertainment, Inc.	2.8%
Take-Two Interactive Software, Inc.	2.7%
Natera, Inc.	2.6%
Ascendis Pharma A.S., ADR	2.4%
TKO Group Holdings, Inc.	2.1%
Seagate Technology Holdings PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Cloudflare, Inc., "A"	1.9%
Axon Enterprise, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMGIC-SEM

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$55	1.06%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	357,087,252	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	114
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Information Technology	25.1%
Industrials	21.0%
Health Care	15.7%
Consumer Discretionary	11.8%
Communication Services	9.2%
Energy	5.9%
Financials	4.0%
Materials	2.4%
Utilities	1.6%
Consumer Staples	0.9%
Real Estate	0.1%
Top ten holdings
Monolithic Power Systems, Inc.	2.9%
Live Nation Entertainment, Inc.	2.8%
Take-Two Interactive Software, Inc.	2.7%
Natera, Inc.	2.6%
Ascendis Pharma A.S., ADR	2.4%
TKO Group Holdings, Inc.	2.1%
Seagate Technology Holdings PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Cloudflare, Inc., "A"	1.9%
Axon Enterprise, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMGSC-SEM

MFS® New Discovery Series

MFS® Variable Insurance Trust

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$47	0.87%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	818,731,938	Portfolio Turnover Rate (%):	54
Total Number of Holdings:	120
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	89.6%
Money Market Funds	10.4%
Equity sectors
Health Care	27.1%
Industrials	20.4%
Information Technology	15.9%
Consumer Discretionary	7.1%
Materials	5.6%
Financials	3.9%
Energy	3.8%
Consumer Staples	2.8%
Real Estate	1.6%
Communication Services	1.0%
Utilities	0.4%
Top ten holdings
Advanced Energy Industries, Inc.	2.6%
Ligand Pharmaceuticals, Inc.	2.4%
Element Solutions, Inc.	2.2%
Littlefuse, Inc.	2.0%
Charles River Laboratories International, Inc.	1.8%
CACI International, Inc., "A"	1.8%
Formfactor, Inc.	1.6%
Chefs' Warehouse, Inc.	1.6%
Merit Medical Systems, Inc.	1.5%
Waystar Holding Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VNDIC-SEM

MFS® New Discovery Series

MFS® Variable Insurance Trust

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.12%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	818,731,938	Portfolio Turnover Rate (%):	54
Total Number of Holdings:	120
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	89.6%
Money Market Funds	10.4%
Equity sectors
Health Care	27.1%
Industrials	20.4%
Information Technology	15.9%
Consumer Discretionary	7.1%
Materials	5.6%
Financials	3.9%
Energy	3.8%
Consumer Staples	2.8%
Real Estate	1.6%
Communication Services	1.0%
Utilities	0.4%
Top ten holdings
Advanced Energy Industries, Inc.	2.6%
Ligand Pharmaceuticals, Inc.	2.4%
Element Solutions, Inc.	2.2%
Littlefuse, Inc.	2.0%
Charles River Laboratories International, Inc.	1.8%
CACI International, Inc., "A"	1.8%
Formfactor, Inc.	1.6%
Chefs' Warehouse, Inc.	1.6%
Merit Medical Systems, Inc.	1.5%
Waystar Holding Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VNDSC-SEM

MFS® Total Return Series

MFS® Variable Insurance Trust

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.61%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,013,733,513	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	920
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	58.5%
Fixed Income	40.2%
Money Market Funds	1.3%
Equity sectors
Financials	14.4%
Health Care	10.6%
Industrials	7.2%
Consumer Staples	6.4%
Information Technology	4.8%
Energy	3.6%
Utilities	3.2%
Communication Services	3.1%
Consumer Discretionary	2.9%
Materials	2.3%
Composition including fixed income credit quality
AAA	7.0%
AA	1.8%
A	5.9%
BBB	7.6%
CCC	0.0%
U.S. Government	8.9%
Federal Agencies	9.0%
Not Rated	0.0%
Non-Fixed Income	58.5%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VTRIC-SEM

MFS® Total Return Series

MFS® Variable Insurance Trust

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$43	0.86%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,013,733,513	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	920
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	58.5%
Fixed Income	40.2%
Money Market Funds	1.3%
Equity sectors
Financials	14.4%
Health Care	10.6%
Industrials	7.2%
Consumer Staples	6.4%
Information Technology	4.8%
Energy	3.6%
Utilities	3.2%
Communication Services	3.1%
Consumer Discretionary	2.9%
Materials	2.3%
Composition including fixed income credit
quality
AAA	7.1%
AA	1.8%
A	5.9%
BBB	7.6%
CCC	0.0%
U.S. Government	8.9%
Federal Agencies	9.0%
Not Rated	0.0%
Non-Fixed Income	58.5%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VTRSC-SEM

MFS® Utilities Series

MFS® Variable Insurance Trust

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.77%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,228,786,242	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NextEra Energy, Inc.	12.3%
PG&E Corp.	5.8%
Constellation Energy Corp.	5.7%
Xcel Energy, Inc.	5.4%
American Electric Power Co., Inc.	5.1%
Sempra	5.0%
Dominion Energy, Inc.	4.2%
DTE Energy Co.	4.1%
Vistra Corp.	4.0%
Edison International	3.8%
Industry allocation
Utilities	97.5%
Energy - Renewables	1.9%
Utilities - Water	0.6%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VUFIC-SEM

MFS® Utilities Series

MFS® Variable Insurance Trust

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.02%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,228,786,242	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NextEra Energy, Inc.	12.3%
PG&E Corp.	5.8%
Constellation Energy Corp.	5.7%
Xcel Energy, Inc.	5.4%
American Electric Power Co., Inc.	5.1%
Sempra	5.0%
Dominion Energy, Inc.	4.2%
DTE Energy Co.	4.1%
Vistra Corp.	4.0%
Edison International	3.8%
Industry allocation
Utilities	97.5%
Energy - Renewables	1.9%
Utilities - Water	0.6%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VUFSC-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Mid Cap Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 8.9%
Axon Enterprise, Inc. (a)	12,167	$6,820,942
BWX Technologies, Inc.	17,634	3,432,458
Curtiss-Wright Corp.	6,227	4,718,571
Hexcel Corp.	37,938	3,796,076
Howmet Aerospace, Inc.	26,442	7,109,196
RBC Bearings, Inc. (a)	6,110	3,935,207
Woodward, Inc.	4,872	2,072,744
		$31,885,194
Apparel, Footwear, & Accessories – 0.2%
Amer Sports, Inc. (a)	20,794	$703,669
Auto & Auto Components – 1.4%
Carvana Co. (a)	27,793	$1,829,335
Modine Manufacturing Co. (a)	12,086	3,227,204
		$5,056,539
Brokerage & Asset Managers – 3.7%
Carlyle Group, Inc.	93,027	$3,917,367
LPL Financial Holdings, Inc.	11,696	3,294,529
Robinhood Markets, Inc. (a)	57,786	5,794,780
		$13,006,676
Construction – 1.7%
Ferguson Enterprises, Inc.	7,233	$1,716,608
Vulcan Materials Co.	14,696	4,335,467
		$6,052,075
Diversified Financial Services – 0.4%
NASDAQ, Inc.	17,666	$1,392,434
Electrical Equipment – 2.9%
AMETEK, Inc.	11,521	$2,787,391
Arxis, Inc. (a)(l)	14,831	684,302
Hubbell, Inc.	6,208	3,248,026
Vertiv Holdings Co.	10,910	3,652,886
		$10,372,605
Energy - Independent – 1.5%
Antero Resources Corp. (a)	69,782	$2,452,140
Ovintiv, Inc.	51,765	2,725,427
		$5,177,567
Energy - Renewables – 0.9%
Bloom Energy Corp. (a)	3,162	$957,138
Generac Holdings, Inc. (a)	2,662	779,460
Innio N.V. (a)	39,986	1,581,446
		$3,318,044
VMGFS-SEM
1

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 4.3%
Comfort Systems USA, Inc.	1,908	$3,781,561
EMCOR Group, Inc.	6,200	5,145,256
Quanta Services, Inc.	7,952	5,725,758
TopBuild Corp. (a)	1,604	568,666
		$15,221,241
Entertainment & Leisure – 6.5%
Live Nation Entertainment, Inc. (a)	54,642	$10,005,497
New York Times Co., “A”	7,996	559,560
Roblox Corp., “A” (a)	53,664	2,918,248
Take-Two Interactive Software, Inc. (a)	38,443	9,609,981
		$23,093,286
Hardware, Peripherals, & Assembly – 3.9%
Coherent Corp. (a)	13,625	$5,374,654
Seagate Technology Holdings PLC	7,602	7,335,930
TD Synnex Corp.	3,805	1,017,228
		$13,727,812
Machinery & Tools – 2.4%
Applied Industrial Technologies, Inc.	8,391	$2,837,417
Donaldson Co., Inc.	17,279	1,551,136
Lincoln Electric Holdings, Inc.	4,328	1,149,127
Nordson Corp.	4,257	1,284,294
Trimble, Inc. (a)	30,374	1,554,541
		$8,376,515
Media – 2.8%
Liberty Media Corp. (a)	18,641	$1,773,505
Spotify Technology S.A. (a)	2,132	978,865
TKO Group Holdings, Inc.	36,514	7,350,633
		$10,103,003
Medical & Health Technology & Services – 0.5%
Charles River Laboratories International, Inc. (a)	6,611	$1,499,309
Minimed Group, Inc. (a)(l)	18,515	276,799
		$1,776,108
Medical Equipment – 8.5%
Agilent Technologies, Inc.	23,593	$3,133,858
Bio-Techne Corp.	46,363	3,275,546
DexCom, Inc. (a)	52,582	3,541,398
Medline, Inc., “A” (a)	61,628	2,430,608
Natera, Inc. (a)	34,532	9,373,711
Repligen Corp. (a)	24,513	3,344,554
STERIS PLC	8,415	1,771,947
Waters Corp. (a)	9,437	3,539,252
		$30,410,874
Metals & Mining – 3.2%
Alamos Gold, Inc.	28,627	$867,943
Alcoa Corp.	20,905	1,089,987
Antofagasta PLC	40,069	2,030,312
Cameco Corp.	43,042	4,384,258
Carpenter Technology Corp.	4,750	2,929,990
2

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Century Aluminum Co. (a)	5,711	$262,763
		$11,565,253
Natural Gas - Pipeline – 2.5%
Cheniere Energy, Inc.	24,573	$5,873,193
DT Midstream, Inc.	18,183	2,668,173
Venture Global, Inc., “A”	32,298	359,477
		$8,900,843
Network & Telecom – 1.3%
Ciena Corp. (a)	9,569	$4,694,169
Oil Services – 0.8%
Baker Hughes Co.	18,599	$1,032,245
Noble Corp. PLC	26,717	996,544
TechnipFMC PLC	14,348	951,272
		$2,980,061
Pharmaceuticals & Biotechnology – 6.7%
Alnylam Pharmaceuticals, Inc. (a)	6,124	$1,843,508
Ascendis Pharma A.S., ADR (a)	32,260	8,604,387
Illumina, Inc. (a)	24,307	4,273,900
Revolution Medicines, Inc. (a)	35,633	6,673,348
Scholar Rock Holding Corp. (a)	46,137	2,537,535
		$23,932,678
Real Estate – 0.1%
CBRE Group, Inc., “A” (a)	3,530	$475,456
Restaurants – 3.2%
Aramark	62,928	$3,580,603
Cava Group, Inc. (a)	8,702	682,933
Performance Food Group Co. (a)	27,317	3,053,768
Wingstop, Inc.	23,403	4,058,314
		$11,375,618
Retail & E-commerce – 3.5%
Burlington Stores, Inc. (a)	17,466	$5,533,229
Floor & Decor Holdings, Inc., “A” (a)	15,951	946,851
Grab Holdings Ltd., “A” (a)	185,174	698,106
O'Reilly Automotive, Inc. (a)	26,113	2,404,746
Tapestry, Inc.	20,800	3,044,704
		$12,627,636
Semiconductor & Electronic Components – 11.2%
Allegro MicroSystems, Inc. (a)	25,326	$1,763,196
ASM International N.V.	4,307	4,923,638
Astera Labs, Inc. (a)	3,830	1,849,967
Cerebras Systems, Inc. (a)(l)	6,867	1,517,607
Entegris, Inc.	4,210	757,211
Jabil Circuit, Inc.	15,228	5,870,089
MACOM Technology Solutions Holdings, Inc. (a)	12,815	4,874,442
MKS, Inc.	917	407,882
Monolithic Power Systems, Inc.	7,439	10,283,376
ON Semiconductor Corp. (a)	3,395	320,963
3

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – continued
Power Integrations, Inc.	14,131	$1,183,613
Semtech Corp. (a)	7,772	1,257,898
Teradyne, Inc.	6,744	3,263,017
TTM Technologies, Inc. (a)	9,367	1,751,816
		$40,024,715
Software – 8.6%
Cadence Design Systems, Inc. (a)	7,110	$2,668,525
Cloudflare, Inc., “A” (a)	27,817	6,822,954
Datadog, Inc., “A” (a)	18,637	4,852,329
DigitalOcean, Inc. (a)	10,950	1,719,479
Guidewire Software, Inc. (a)	14,117	1,737,097
JFrog Ltd. (a)	25,484	2,315,986
MongoDB, Inc. (a)	8,584	2,883,366
Okta, Inc. (a)	29,429	4,015,587
Snowflake, Inc., “A” (a)	14,115	3,592,267
		$30,607,590
Travel, Gaming, & Lodging – 5.3%
DraftKings, Inc. (a)	126,259	$3,189,302
Hyatt Hotels Corp. (l)	28,227	5,471,522
Royal Caribbean Cruises Ltd.	6,729	2,136,659
Sportradar Group AG (a)	105,219	1,575,129
Viking Holdings Ltd. (a)	63,294	6,624,983
		$18,997,595
Utilities – 1.6%
Vistra Corp.	36,794	$5,836,632
Total Common Stocks (Identified Cost, $250,253,169)		$351,691,888

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,984	$0

Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $4,911,230)	4,911,153	$4,911,153
Collateral for Securities Loaned – 0.9%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $3,454,050)	3,454,050	$3,454,050
Other Assets, Less Liabilities – (0.8)%		(2,969,839)
Net Assets – 100.0%		$357,087,252
4

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,911,153 and
$355,145,938, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Mid Cap Growth Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $3,398,271 of securities on loan (identified cost, $253,707,219)	$355,145,938
Investments in affiliated issuers, at value (identified cost, $4,911,230)	4,911,153
Cash	265,786
Foreign currency, at value (identified cost, $22)	22
Receivables for
Investments sold	6,469,228
Fund shares sold	28,126
Interest and dividends	73,628
Other assets	504
Total assets	$366,894,385
Liabilities
Payables for
Investments purchased	$5,206,540
Fund shares reacquired	1,056,700
Collateral for securities loaned, at value	3,454,050
Payable to affiliates
Investment adviser	14,183
Administrative services fee	318
Shareholder servicing costs	570
Distribution and/or service fees	1,861
Payable for independent Trustees' compensation	1,470
Accrued expenses and other liabilities	71,441
Total liabilities	$9,807,133
Net assets	$357,087,252
Net assets consist of
Paid-in capital	$178,836,392
Total distributable earnings (loss)	178,250,860
Net assets	$357,087,252
Shares of beneficial interest outstanding	44,898,698

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$219,034,291	25,410,487	$8.62
Service Class	138,052,961	19,488,211	7.08
See Notes to Financial Statements
6

MFS Mid Cap Growth Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$732,119
Dividends from affiliated issuers	86,835
Other	7,095
Income on securities loaned	2,606
Foreign taxes withheld	(2,839)
Total investment income	$825,816
Expenses
Management fee	$1,263,047
Distribution and/or service fees	160,377
Shareholder servicing costs	12,475
Administrative services fee	28,032
Independent Trustees' compensation	4,277
Custodian fee	10,530
Shareholder communications	7,958
Audit and tax fees	36,946
Legal fees	937
Miscellaneous	15,213
Total expenses	$1,539,792
Reduction of expenses by investment adviser	(23,136)
Net expenses	$1,516,656
Net investment income (loss)	$(690,840)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$14,626,135
Affiliated issuers	(849)
Foreign currency	(890)
Net realized gain (loss)	$14,624,396
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$12,960,984
Affiliated issuers	(683)
Translation of assets and liabilities in foreign currencies	(8)
Net unrealized gain (loss)	$12,960,293
Net realized and unrealized gain (loss)	$27,584,689
Change in net assets from operations	$26,893,849
See Notes to Financial Statements
7

MFS Mid Cap Growth Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$(690,840)	$(1,726,258)
Net realized gain (loss)	14,624,396	63,858,483
Net unrealized gain (loss)	12,960,293	(47,485,354)
Change in net assets from operations	$26,893,849	$14,646,871
Total distributions to shareholders	$—	$(61,876,373)
Change in net assets from fund share transactions	$(12,008,323)	$32,970,872
Total change in net assets	$14,885,526	$(14,258,630)
Net assets
At beginning of period	342,201,726	356,460,356
At end of period	$357,087,252	$342,201,726
See Notes to Financial Statements
8

MFS Mid Cap Growth Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.98	$9.20	$8.57	$7.16	$11.72	$12.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.04)	$(0.02)	$(0.01)	$(0.01)	$(0.05)
Net realized and unrealized gain (loss)	0.65	0.43	1.25	1.53	(3.28)	1.78
Total from investment operations	$0.64	$0.39	$1.23	$1.52	$(3.29)	$1.73
Less distributions declared to shareholders
From net realized gain	$—	$(1.61)	$(0.60)	$(0.11)	$(1.27)	$(2.65)
Net asset value, end of period (x)	$8.62	$7.98	$9.20	$8.57	$7.16	$11.72
Total return (%) (k)(r)(s)(x)	8.02 (n)	3.66	14.72	21.32	(28.70)	14.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82 (a)	0.82	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.81 (a)	0.80	0.80	0.80	0.80	0.79
Net investment income (loss)	(0.32)(a)	(0.40)	(0.26)	(0.07)	(0.17)	(0.44)
Portfolio turnover rate	37 (n)	62	44	31	27	18
Net assets at end of period (000 omitted)	$219,034	$211,712	$225,230	$226,799	$210,790	$306,174

Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$6.57	$7.86	$7.42	$6.23	$10.43	$11.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.05)	$(0.04)	$(0.02)	$(0.03)	$(0.08)
Net realized and unrealized gain (loss)	0.53	0.37	1.08	1.32	(2.90)	1.63
Total from investment operations	$0.51	$0.32	$1.04	$1.30	$(2.93)	$1.55
Less distributions declared to shareholders
From net realized gain	$—	$(1.61)	$(0.60)	$(0.11)	$(1.27)	$(2.65)
Net asset value, end of period (x)	$7.08	$6.57	$7.86	$7.42	$6.23	$10.43
Total return (%) (k)(r)(s)(x)	7.76 (n)	3.40	14.44	20.97	(28.79)	13.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07 (a)	1.07	1.06	1.06	1.06	1.06
Expenses after expense reductions	1.06 (a)	1.05	1.05	1.05	1.05	1.04
Net investment income (loss)	(0.56)(a)	(0.65)	(0.51)	(0.32)	(0.41)	(0.68)
Portfolio turnover rate	37 (n)	62	44	31	27	18
Net assets at end of period (000 omitted)	$138,053	$130,490	$131,231	$119,953	$104,914	$142,517

See Notes to Financial Statements
9

MFS Mid Cap Growth Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
11

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$325,344,135	$—	$—	$325,344,135
Denmark	8,604,387	—	—	8,604,387
Canada	5,252,201	0	—	5,252,201
Netherlands	4,923,638	—	—	4,923,638
United Kingdom	2,030,312	—	—	2,030,312
Germany	1,581,446	—	—	1,581,446
Switzerland	1,575,129	—	—	1,575,129
Sweden	978,865	—	—	978,865
Finland	703,669	—	—	703,669
Other Countries	698,106	—	—	698,106
Investment Companies	8,365,203	—	—	8,365,203
Total	$360,057,091	$0	$—	$360,057,091
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the
12

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $3,398,271.  The fair value of the fund's investment securities on loan and a related liability of $3,454,050 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Long-term capital gains	$61,876,373
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$260,055,307
Gross appreciation	111,928,637
Gross depreciation	(11,926,853)
Net unrealized appreciation (depreciation)	$100,001,784
As of 12/31/25
Undistributed long-term capital gain	64,147,789
Other temporary differences	8
Net unrealized appreciation (depreciation)	87,209,214
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$36,211,947
Service Class	—	25,664,426
Total	$—	$61,876,373
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $23,136, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $11,754, which equated to 0.0070% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $721.
14

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0166% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $176,339 and $177,549, respectively. The sales transactions resulted in net realized gains (losses) of $164,723.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $7,038, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $125,577,384 and $139,668,700, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,474,220	$11,680,315	4,153,624	$35,657,280
Service Class	1,950,797	12,744,454	3,886,247	28,952,754
	3,425,017	$24,424,769	8,039,871	$64,610,034
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,384,013	$36,211,947
Service Class	—	—	3,774,180	25,664,426
	—	$—	8,158,193	$61,876,373
Shares reacquired
Initial Class	(2,596,621)	$(20,983,715)	(6,478,521)	$(59,194,687)
Service Class	(2,337,667)	(15,449,377)	(4,486,885)	(34,320,848)
	(4,934,288)	$(36,433,092)	(10,965,406)	$(93,515,535)
Net change
Initial Class	(1,122,401)	$(9,303,400)	2,059,116	$12,674,540
Service Class	(386,870)	(2,704,923)	3,173,542	20,296,332
	(1,509,271)	$(12,008,323)	5,232,658	$32,970,872
15

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 16%, 10%, and 2%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $778 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,784,111	$48,073,253	$46,944,679	$(849)	$(683)	$4,911,153

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$86,835	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Global Equity Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Equity Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 3.9%
Honeywell Aerospace, Inc. (a)	1,537	$339,910
Melrose Industries PLC	78,529	494,679
MTU Aero Engines Holding AG	882	366,729
Rolls-Royce Holdings PLC	19,874	380,823
		$1,582,141
Alcoholic Beverages – 3.4%
Carlsberg A.S., “B”	1,697	$222,266
Davide Campari-Milano N.V.	68,523	426,548
Diageo PLC	8,093	163,440
Pernod Ricard S.A.	7,537	549,948
		$1,362,202
Apparel, Footwear, & Accessories – 2.6%
Burberry Group PLC (a)	13,000	$183,130
Compagnie Financiere Richemont S.A.	1,644	379,564
LVMH Moet Hennessy Louis Vuitton SE	914	505,563
		$1,068,257
Auto & Auto Components – 0.5%
Aptiv PLC (a)	3,424	$210,165
Brokerage & Asset Managers – 2.9%
Charles Schwab Corp.	10,982	$1,013,309
Julius Baer Group Ltd.	1,822	157,396
		$1,170,705
Business Services – 4.0%
Accenture PLC, “A”	2,054	$255,600
Equifax, Inc.	758	120,310
Experian PLC	12,903	435,239
Intertek Group PLC	3,099	238,624
TransUnion	7,892	569,329
		$1,619,102
Chemicals – 5.3%
Air Liquide S.A.	1,666	$329,851
Air Products & Chemicals, Inc.	1,121	328,655
FUJIFILM Holdings Corp.	11,200	240,894
Linde PLC	1,266	656,978
Symrise AG	5,964	598,446
		$2,154,824
Conglomerates – 0.8%
Honeywell International, Inc.	1,538	$344,246
VGEFS-SEM
1

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.3%
CRH PLC	5,168	$552,976
James Hardie Industries PLC (a)	15,162	396,941
		$949,917
Consumer Products – 2.3%
Haleon PLC	88,722	$409,192
International Flavors & Fragrances, Inc.	6,397	506,770
		$915,962
Diversified Financial Services – 5.5%
CME Group, Inc.	651	$143,760
Deutsche Boerse AG	1,172	319,784
London Stock Exchange Group PLC	3,600	389,754
Visa, Inc., “A”	4,014	1,377,163
		$2,230,461
Electrical Equipment – 5.4%
Amphenol Corp., “A”	2,986	$526,492
Legrand S.A.	3,274	552,527
Schneider Electric SE	3,205	1,045,144
Versigent PLC (a)	1,232	51,756
		$2,175,919
Energy - Independent – 0.6%
TotalEnergies SE	2,876	$223,555
Food & Drug Stores – 0.9%
Seven & I Holdings Co. Ltd.	31,900	$383,950
Global Systemically Important Banks – 3.5%
BNP Paribas S.A.	4,273	$498,681
Goldman Sachs Group, Inc.	193	195,195
UBS Group AG	14,807	734,119
		$1,427,995
Hardware, Peripherals, & Assembly – 4.2%
Amadeus IT Group S.A.	8,846	$516,288
Arista Networks, Inc. (a)	4,218	716,554
Samsung Electronics Co. Ltd.	2,194	479,646
		$1,712,488
Insurance – 3.5%
Aon PLC	1,255	$416,271
Beazley PLC	6,497	110,913
Willis Towers Watson PLC	3,462	904,863
		$1,432,047
Interactive Media Services – 4.4%
Alphabet, Inc., “A”	5,017	$1,792,925
Machinery & Tools – 1.0%
Carrier Global Corp.	5,527	$405,405
2

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 10.0%
Abbott Laboratories	3,116	$282,746
Becton, Dickinson and Co.	4,625	699,901
Cooper Companies, Inc. (a)	5,832	418,213
Medtronic PLC	10,217	799,276
STERIS PLC	1,812	381,553
Thermo Fisher Scientific, Inc.	1,683	843,789
Waters Corp. (a)	1,710	641,318
		$4,066,796
Natural Gas - Pipeline – 0.8%
DT Midstream, Inc.	2,305	$338,236
Non-Global Systemically Important Banks – 3.2%
American Express Co.	1,732	$585,849
Erste Group Bank AG	1,812	242,443
Grupo Financiero Banorte S.A. de C.V.	11,605	122,484
National Bank of Greece S.A.	20,717	357,080
		$1,307,856
Pharmaceuticals & Biotechnology – 3.1%
Gilead Sciences, Inc.	3,151	$398,097
Merck KGaA	2,887	484,412
Roche Holding AG	870	358,337
		$1,240,846
Retail & E-commerce – 4.0%
Amazon.com, Inc. (a)	6,872	$1,637,872
Semiconductor & Electronic Components – 9.7%
Broadcom, Inc.	3,016	$1,139,294
Hoya Corp.	1,600	258,029
Microchip Technology, Inc.	2,301	209,851
NVIDIA Corp.	7,240	1,448,652
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,858	887,325
		$3,943,151
Software – 6.6%
Check Point Software Technologies Ltd. (a)	2,526	$331,992
Dassault Systemes SE	15,794	321,494
Microsoft Corp.	4,420	1,648,748
Sage Group PLC	34,979	378,607
		$2,680,841
Telecom - Infrastructure – 0.8%
Cellnex Telecom S.A.	11,269	$336,706
Transportation & Logistics – 2.7%
Canadian Pacific Kansas City Ltd.	7,077	$613,222
Union Pacific Corp.	1,808	491,776
		$1,104,998
3

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 1.5%
Aena SME S.A.	11,262	$343,060
Marriott International, Inc., “A”	368	136,377
Whitbread PLC	3,665	116,237
		$595,674
Total Common Stocks (Identified Cost, $25,876,072)		$40,415,242
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $209,237)	209,222	$209,222
Other Assets, Less Liabilities – 0.1%		52,913
Net Assets – 100.0%		$40,677,377

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $209,222 and
$40,415,242, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Global Equity Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $25,876,072)	$40,415,242
Investments in affiliated issuers, at value (identified cost, $209,237)	209,222
Cash	9,641
Foreign currency, at value (identified cost, $1)	1
Receivables for
Fund shares sold	16,046
Dividends	143,519
Receivable from investment adviser	11,887
Other assets	132
Total assets	$40,805,690
Liabilities
Payables for
Fund shares reacquired	$58,114
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	135
Distribution and/or service fees	155
Payable for independent Trustees' compensation	487
Payable for custodian fee	14,735
Payable for audit and tax fees	37,131
Accrued expenses and other liabilities	17,460
Total liabilities	$128,313
Net assets	$40,677,377
Net assets consist of
Paid-in capital	$14,171,074
Total distributable earnings (loss)	26,506,303
Net assets	$40,677,377
Shares of beneficial interest outstanding	2,080,905

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$29,275,713	1,491,707	$19.63
Service Class	11,401,664	589,198	19.35
See Notes to Financial Statements
5

MFS Global Equity Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$383,969
Dividends from affiliated issuers	8,482
Other	16
Foreign taxes withheld	(28,315)
Total investment income	$364,152
Expenses
Management fee	$179,447
Distribution and/or service fees	12,906
Shareholder servicing costs	3,657
Administrative services fee	8,679
Independent Trustees' compensation	1,502
Custodian fee	10,394
Shareholder communications	5,631
Audit and tax fees	37,981
Legal fees	139
Miscellaneous	14,774
Total expenses	$275,110
Reduction of expenses by investment adviser	(77,816)
Net expenses	$197,294
Net investment income (loss)	$166,858
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,276,654
Affiliated issuers	(46)
Foreign currency	5,938
Net realized gain (loss)	$3,282,546
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,419,925)
Affiliated issuers	(15)
Translation of assets and liabilities in foreign currencies	(6,531)
Net unrealized gain (loss)	$(3,426,471)
Net realized and unrealized gain (loss)	$(143,925)
Change in net assets from operations	$22,933
See Notes to Financial Statements
6

MFS Global Equity Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$166,858	$343,907
Net realized gain (loss)	3,282,546	8,672,335
Net unrealized gain (loss)	(3,426,471)	(3,388,705)
Change in net assets from operations	$22,933	$5,627,537
Total distributions to shareholders	$—	$(7,357,004)
Change in net assets from fund share transactions	$(58,346)	$(4,135,395)
Total change in net assets	$(35,413)	$(5,864,862)
Net assets
At beginning of period	40,712,790	46,577,652
At end of period	$40,677,377	$40,712,790
See Notes to Financial Statements
7

MFS Global Equity Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.62	$21.16	$21.47	$19.82	$26.90	$24.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.17	$0.19	$0.16	$0.12
Net realized and unrealized gain (loss)	(0.08)	2.52	1.04	2.55	(4.91)	4.07
Total from investment operations	$0.01	$2.70	$1.21	$2.74	$(4.75)	$4.19
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.21)	$(0.17)	$(0.12)	$(0.17)
From net realized gain	—	(4.02)	(1.31)	(0.92)	(2.21)	(1.69)
Total distributions declared to shareholders	$—	$(4.24)	$(1.52)	$(1.09)	$(2.33)	$(1.86)
Net asset value, end of period (x)	$19.63	$19.62	$21.16	$21.47	$19.82	$26.90
Total return (%) (k)(r)(s)(x)	0.05 (n)	13.59	5.58	14.18	(17.73)	17.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32 (a)	1.26	1.22	1.17	1.17	1.13
Expenses after expense reductions	0.93 (a)	0.93	0.92	0.92	0.92	0.92
Net investment income (loss)	0.90 (a)	0.84	0.76	0.91	0.74	0.45
Portfolio turnover rate	25 (n)	25	20	9	7	12
Net assets at end of period (000 omitted)	$29,276	$31,357	$36,772	$42,288	$39,840	$51,966

See Notes to Financial Statements
8

MFS Global Equity Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.37	$20.93	$21.25	$19.62	$26.64	$24.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.11	$0.14	$0.11	$0.05
Net realized and unrealized gain (loss)	(0.08)	2.49	1.04	2.51	(4.87)	4.03
Total from investment operations	$(0.02)	$2.61	$1.15	$2.65	$(4.76)	$4.08
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.16)	$(0.10)	$(0.05)	$(0.12)
From net realized gain	—	(4.02)	(1.31)	(0.92)	(2.21)	(1.69)
Total distributions declared to shareholders	$—	$(4.17)	$(1.47)	$(1.02)	$(2.26)	$(1.81)
Net asset value, end of period (x)	$19.35	$19.37	$20.93	$21.25	$19.62	$26.64
Total return (%) (k)(r)(s)(x)	(0.10)(n)	13.28	5.36	13.88	(17.94)	16.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57 (a)	1.51	1.47	1.42	1.42	1.38
Expenses after expense reductions	1.18 (a)	1.18	1.17	1.17	1.17	1.17
Net investment income (loss)	0.67 (a)	0.57	0.51	0.66	0.49	0.19
Portfolio turnover rate	25 (n)	25	20	9	7	12
Net assets at end of period (000 omitted)	$11,402	$9,356	$9,806	$9,993	$9,473	$14,744

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Global Equity Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
10

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$23,530,180	$—	$—	$23,530,180
France	4,026,763	—	—	4,026,763
United Kingdom	3,300,638	—	—	3,300,638
Germany	1,769,371	—	—	1,769,371
Switzerland	1,629,416	—	—	1,629,416
Spain	1,196,054	—	—	1,196,054
Taiwan	887,325	—	—	887,325
Japan	383,950	498,923	—	882,873
Canada	613,222	—	—	613,222
Other Countries	2,099,754	479,646	—	2,579,400
Investment Companies	209,222	—	—	209,222
Total	$39,645,895	$978,569	$—	$40,624,464
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
11

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$548,997
Long-term capital gains	6,808,007
Total distributions	$7,357,004
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$26,635,875
Gross appreciation	15,035,242
Gross depreciation	(1,046,653)
Net unrealized appreciation (depreciation)	$13,988,589
As of 12/31/25
Undistributed ordinary income	634,379
Undistributed long-term capital gain	8,428,765
Other temporary differences	10,424
Net unrealized appreciation (depreciation)	17,409,802
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$5,766,953
Service Class	—	1,590,051
Total	$—	$7,357,004
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $2,738, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $75,078, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
13

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $3,515, which equated to 0.0176% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $142.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0435% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $32,183.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $9,817,629 and $9,855,554, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	58,400	$1,116,150	124,604	$2,648,299
Service Class	227,062	4,335,068	180,019	3,811,468
	285,462	$5,451,218	304,623	$6,459,767
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	305,939	$5,766,953
Service Class	—	—	85,349	1,590,051
	—	$—	391,288	$7,357,004
Shares reacquired
Initial Class	(165,025)	$(3,194,261)	(569,607)	$(12,520,085)
Service Class	(120,926)	(2,315,303)	(250,812)	(5,432,081)
	(285,951)	$(5,509,564)	(820,419)	$(17,952,166)
14

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Net change
Initial Class	(106,625)	$(2,078,111)	(139,064)	$(4,104,833)
Service Class	106,136	2,019,765	14,556	(30,562)
	(489)	$(58,346)	(124,508)	$(4,135,395)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $97 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$603	$6,988,094	$6,779,414	$(46)	$(15)	$209,222

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,482	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 2.5%
Axon Enterprise, Inc. (a)	13,184	$7,391,082
Curtiss-Wright Corp.	9,468	7,174,471
Honeywell Aerospace, Inc. (a)	20,102	4,444,150
Howmet Aerospace, Inc.	101,352	27,249,499
RTX Corp.	48,875	9,273,054
		$55,532,256
Auto & Auto Components – 1.0%
Tesla, Inc. (a)	50,007	$21,032,944
Brokerage & Asset Managers – 0.7%
KKR & Co., Inc.	76,752	$7,044,299
LPL Financial Holdings, Inc.	30,443	8,575,184
		$15,619,483
Chemicals – 0.9%
Linde PLC	36,107	$18,737,367
Conglomerates – 0.2%
Honeywell International, Inc.	20,102	$4,500,838
Construction – 1.0%
Ferguson Enterprises, Inc.	28,360	$6,730,679
Vulcan Materials Co.	48,631	14,346,631
		$21,077,310
Consumer Services – 1.5%
Airbnb, Inc., “A” (a)	136,219	$19,492,939
Uber Technologies, Inc. (a)	187,674	13,542,556
		$33,035,495
Diversified Financial Services – 3.7%
Mastercard, Inc., “A”	124,369	$63,875,918
NASDAQ, Inc.	212,024	16,711,732
		$80,587,650
Electrical Equipment – 2.6%
Amphenol Corp., “A”	171,001	$30,150,896
Eaton Corp. PLC	44,112	18,797,006
Emerson Electric Co.	54,920	7,861,798
		$56,809,700
Energy - Renewables – 2.9%
GE Vernova, Inc.	53,907	$63,333,178
Engineering - Construction – 0.3%
Comfort Systems USA, Inc.	3,346	$6,631,605
VEGFS-SEM
1

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment & Leisure – 0.4%
Take-Two Interactive Software, Inc. (a)	37,852	$9,462,243
Food & Beverages – 1.0%
Monster Worldwide, Inc. (a)	226,022	$21,725,235
Global Systemically Important Banks – 0.8%
Goldman Sachs Group, Inc.	16,749	$16,939,436
Hardware, Peripherals, & Assembly – 13.2%
Apple, Inc.	492,392	$142,478,549
Arista Networks, Inc. (a)	213,578	36,282,631
Coherent Corp. (a)	27,653	10,908,279
Micron Technology, Inc.	36,726	42,392,455
Sandisk Corp. of Delaware (a)	4,528	10,295,449
Seagate Technology Holdings PLC	46,372	44,748,980
		$287,106,343
Interactive Media Services – 13.1%
Alphabet, Inc., “A”	643,502	$229,968,310
Alphabet, Inc., “C”	30,201	10,670,919
Meta Platforms, Inc., “A”	78,467	44,199,676
		$284,838,905
Machinery & Tools – 2.5%
Caterpillar, Inc.	30,852	$32,854,295
Ingersoll Rand, Inc.	78,620	6,446,054
Trane Technologies PLC	31,560	15,501,009
		$54,801,358
Media – 1.4%
Spotify Technology S.A. (a)	46,598	$21,394,540
TKO Group Holdings, Inc.	47,195	9,500,825
		$30,895,365
Medical & Health Technology & Services – 0.3%
IDEXX Laboratories, Inc. (a)	12,815	$6,746,329
Medical Equipment – 4.4%
Abbott Laboratories	126,411	$11,470,534
Boston Scientific Corp. (a)	181,225	7,734,683
Danaher Corp.	108,988	20,760,034
Medline, Inc., “A” (a)	222,856	8,789,441
Medtronic PLC	204,912	16,030,266
Thermo Fisher Scientific, Inc.	60,801	30,483,189
		$95,268,147
Metals & Mining – 0.5%
Cameco Corp.	56,867	$5,792,473
Freeport-McMoRan, Inc.	65,552	4,122,565
		$9,915,038
2

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.1%
Cheniere Energy, Inc.	38,737	$9,258,530
Williams Cos., Inc.	184,765	13,735,430
		$22,993,960
Non-Global Systemically Important Banks – 0.3%
PNC Financial Services Group, Inc.	27,036	$6,656,804
Oil Services – 0.4%
Baker Hughes Co.	139,269	$7,729,429
Pharmaceuticals & Biotechnology – 1.1%
Eli Lilly & Co.	4,669	$5,600,139
Gilead Sciences, Inc.	137,248	17,339,912
		$22,940,051
Restaurants – 0.9%
Starbucks Corp.	190,711	$19,488,757
Retail & E-commerce – 3.3%
Amazon.com, Inc. (a)	211,549	$50,420,589
O'Reilly Automotive, Inc. (a)	131,541	12,113,611
Ross Stores, Inc.	39,163	8,335,844
		$70,870,044
Semiconductor & Electronic Components – 25.5%
Advanced Micro Devices (a)	47,902	$27,826,751
Applied Materials, Inc.	49,617	35,873,091
ASML Holding N.V.	7,922	15,581,556
Broadcom, Inc.	231,551	87,468,390
KLA Corp.	142,030	42,851,871
NVIDIA Corp.	1,516,249	303,386,263
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88,311	42,174,684
		$555,162,606
Software – 6.8%
Autodesk, Inc. (a)	45,755	$8,895,687
Cadence Design Systems, Inc. (a)	56,616	21,249,117
Microsoft Corp.	212,312	79,196,622
MongoDB, Inc. (a)	21,143	7,101,934
Shopify, Inc. (a)	121,816	13,908,951
Snowflake, Inc., “A” (a)	69,377	17,656,446
		$148,008,757
Telecom - Infrastructure – 0.3%
Equinix, Inc., REIT	5,820	$6,066,710
Telecom Services – 1.7%
Space Exploration Technologies, “A” (a)	220,030	$37,594,326
Tobacco – 0.7%
Philip Morris International, Inc.	89,978	$16,277,920
3

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 1.6%
Hilton Worldwide Holdings, Inc.	82,607	$27,298,309
Viking Holdings Ltd. (a)	73,265	7,668,648
		$34,966,957
Total Common Stocks (Identified Cost, $1,072,975,043)		$2,143,352,546
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $24,860,614)	24,860,614	$24,860,614
Other Assets, Less Liabilities – 0.2%		5,282,682
Net Assets – 100.0%		$2,173,495,842

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,860,614 and
$2,143,352,546, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Growth Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,072,975,043)	$2,143,352,546
Investments in affiliated issuers, at value (identified cost, $24,860,614)	24,860,614
Cash	233,285
Receivables for
Fund shares sold	9,706,213
Interest and dividends	564,854
Other assets	2,383
Total assets	$2,178,719,895
Liabilities
Payables for
Fund shares reacquired	$4,982,593
Payable to affiliates
Investment adviser	79,074
Administrative services fee	1,617
Shareholder servicing costs	1,526
Distribution and/or service fees	8,196
Payable for independent Trustees' compensation	6,462
Accrued expenses and other liabilities	144,585
Total liabilities	$5,224,053
Net assets	$2,173,495,842
Net assets consist of
Paid-in capital	$541,162,907
Total distributable earnings (loss)	1,632,332,935
Net assets	$2,173,495,842
Shares of beneficial interest outstanding	31,844,092

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,560,267,981	22,114,389	$70.55
Service Class	613,227,861	9,729,703	63.03
See Notes to Financial Statements
5

MFS Growth Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,805,564
Dividends from affiliated issuers	324,014
Other	15,202
Income on securities loaned	472
Foreign taxes withheld	(51,342)
Total investment income	$6,093,910
Expenses
Management fee	$7,313,920
Distribution and/or service fees	745,703
Shareholder servicing costs	41,980
Administrative services fee	146,630
Independent Trustees' compensation	20,664
Custodian fee	53,024
Shareholder communications	24,598
Audit and tax fees	37,829
Legal fees	5,581
Miscellaneous	24,282
Total expenses	$8,414,211
Reduction of expenses by investment adviser	(144,058)
Net expenses	$8,270,153
Net investment income (loss)	$(2,176,243)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$276,020,011
Affiliated issuers	(3,409)
Foreign currency	(2,190)
Net realized gain (loss)	$276,014,412
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(189,731,892)
Affiliated issuers	(1,148)
Translation of assets and liabilities in foreign currencies	(269)
Net unrealized gain (loss)	$(189,733,309)
Net realized and unrealized gain (loss)	$86,281,103
Change in net assets from operations	$84,104,860
See Notes to Financial Statements
6

MFS Growth Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$(2,176,243)	$(6,296,174)
Net realized gain (loss)	276,014,412	289,399,741
Net unrealized gain (loss)	(189,733,309)	(28,711,877)
Change in net assets from operations	$84,104,860	$254,391,690
Total distributions to shareholders	$—	$(399,875,059)
Change in net assets from fund share transactions	$(99,522,100)	$171,155,212
Total change in net assets	$(15,417,240)	$25,671,843
Net assets
At beginning of period	2,188,913,082	2,163,241,239
At end of period	$2,173,495,842	$2,188,913,082
See Notes to Financial Statements
7

MFS Growth Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$67.85	$73.31	$60.29	$48.02	$79.36	$73.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.16)	$(0.13)	$(0.01)	$(0.05)	$(0.25)
Net realized and unrealized gain (loss)	2.75	8.68	18.75	16.76	(24.26)	17.21
Total from investment operations	$2.70	$8.52	$18.62	$16.75	$(24.31)	$16.96
Less distributions declared to shareholders
From net realized gain	$—	$(13.98)	$(5.60)	$(4.48)	$(7.03)	$(11.41)
Net asset value, end of period (x)	$70.55	$67.85	$73.31	$60.29	$48.02	$79.36
Total return (%) (k)(r)(s)(x)	3.98 (n)	12.19	31.47	35.86	(31.63)	23.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73 (a)	0.74	0.73	0.74	0.74	0.72
Expenses after expense reductions	0.72 (a)	0.72	0.72	0.73	0.73	0.71
Net investment income (loss)	(0.14)(a)	(0.22)	(0.19)	(0.03)	(0.09)	(0.32)
Portfolio turnover rate	28 (n)	45	33	23	18	12
Net assets at end of period (000 omitted)	$1,560,268	$1,568,299	$1,578,587	$1,375,609	$1,160,108	$1,805,385

Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$60.68	$67.08	$55.68	$44.74	$74.74	$70.23
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.30)	$(0.28)	$(0.14)	$(0.18)	$(0.42)
Net realized and unrealized gain (loss)	2.46	7.88	17.28	15.56	(22.79)	16.34
Total from investment operations	$2.35	$7.58	$17.00	$15.42	$(22.97)	$15.92
Less distributions declared to shareholders
From net realized gain	$—	$(13.98)	$(5.60)	$(4.48)	$(7.03)	$(11.41)
Net asset value, end of period (x)	$63.03	$60.68	$67.08	$55.68	$44.74	$74.74
Total return (%) (k)(r)(s)(x)	3.87 (n)	11.90	31.15	35.51	(31.80)	23.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98 (a)	0.99	0.98	0.99	0.99	0.97
Expenses after expense reductions	0.97 (a)	0.97	0.97	0.98	0.98	0.96
Net investment income (loss)	(0.39)(a)	(0.47)	(0.43)	(0.27)	(0.34)	(0.57)
Portfolio turnover rate	28 (n)	45	33	23	18	12
Net assets at end of period (000 omitted)	$613,228	$620,615	$584,655	$483,176	$383,804	$574,768

See Notes to Financial Statements
8

MFS Growth Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Growth Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Growth Series (the fund) is a non-diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
10

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,143,352,546	$—	$—	$2,143,352,546
Investment Companies	24,860,614	—	—	24,860,614
Total	$2,168,213,160	$—	$—	$2,168,213,160
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
11

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Long-term capital gains	$399,875,059
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$1,102,245,092
Gross appreciation	1,097,682,284
Gross depreciation	(31,714,216)
Net unrealized appreciation (depreciation)	$1,065,968,068
As of 12/31/25
Undistributed long-term capital gain	292,010,784
Net unrealized appreciation (depreciation)	1,256,217,291
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
12

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$281,528,927
Service Class	—	118,346,132
Total	$—	$399,875,059
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $144,058, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $40,200, which equated to 0.0038% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $1,780.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
13

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
During the six months ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $101,826,126. The sales transactions resulted in net realized gains (losses) of $76,322,113.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $14,932, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $592,745,506 and $714,467,124, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	747,904	$49,222,654	1,302,187	$91,105,504
Service Class	548,408	32,191,051	1,188,235	76,124,060
	1,296,312	$81,413,705	2,490,422	$167,229,564
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,249,182	$279,851,116
Service Class	—	—	2,007,227	118,346,132
	—	$—	6,256,409	$398,197,248
Shares reacquired
Initial Class	(1,748,701)	$(117,333,304)	(3,968,869)	$(284,243,057)
Service Class	(1,045,849)	(63,602,501)	(1,683,953)	(110,028,543)
	(2,794,550)	$(180,935,805)	(5,652,822)	$(394,271,600)
Net change
Initial Class	(1,000,797)	$(68,110,650)	1,582,500	$86,713,563
Service Class	(497,441)	(31,411,450)	1,511,509	84,441,649
	(1,498,238)	$(99,522,100)	3,094,009	$171,155,212
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 3% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
14

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $4,999 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,699,922	$195,035,624	$182,870,375	$(3,409)	$(1,148)	$24,860,614

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$324,014	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Value Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 7.3%
Boeing Co. (a)	175,323	$37,952,170
General Dynamics Corp.	88,008	31,175,954
Honeywell Aerospace, Inc. (a)	92,228	20,389,877
Northrop Grumman Corp.	30,962	15,769,256
RTX Corp.	237,320	45,026,723
		$150,313,980
Brokerage & Asset Managers – 2.6%
Ares Management Co.	62,065	$6,908,455
Blackrock, Inc.	25,624	24,639,013
KKR & Co., Inc.	238,079	21,850,891
		$53,398,359
Business Services – 0.9%
Accenture PLC, “A”	21,266	$2,646,341
Equifax, Inc.	100,467	15,946,122
		$18,592,463
Conglomerates – 1.0%
Honeywell International, Inc.	92,229	$20,649,961
Construction – 0.9%
CRH PLC	180,706	$19,335,542
Consumer Products – 1.6%
Kenvue, Inc.	260,901	$4,985,818
Kimberly-Clark Corp.	160,804	17,651,455
Reckitt Benckiser Group PLC	146,006	9,511,117
		$32,148,390
Diversified Financial Services – 1.6%
NASDAQ, Inc.	416,434	$32,823,328
Electrical Equipment – 1.9%
Eaton Corp. PLC	61,168	$26,064,908
W.W. Grainger, Inc.	9,141	12,435,417
		$38,500,325
Energy - Independent – 5.5%
Chevron Corp.	155,068	$25,704,072
ConocoPhillips	316,083	32,859,989
EOG Resources, Inc.	108,811	14,116,051
Exxon Mobil Corp.	299,356	40,927,952
		$113,608,064
Food & Beverages – 1.5%
Coca-Cola Europacific Partners PLC	133,968	$13,406,178
PepsiCo, Inc.	133,034	18,012,803
		$31,418,981
VLUFS-SEM
1

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – 9.3%
Citigroup, Inc.	262,740	$36,773,090
JPMorgan Chase & Co.	252,394	82,616,128
Morgan Stanley	220,318	46,055,275
Wells Fargo & Co.	311,205	25,717,981
		$191,162,474
Hardware, Peripherals, & Assembly – 3.4%
Apple, Inc.	203,452	$58,870,871
Seagate Technology Holdings PLC	10,713	10,338,045
		$69,208,916
Health Maintenance Organizations – 4.5%
Cigna Group	190,279	$52,456,115
Elevance Health, Inc.	51,011	19,727,484
Humana, Inc.	51,030	20,270,136
		$92,453,735
Insurance – 8.5%
Aon PLC	88,195	$29,253,400
Chubb Ltd.	101,980	34,748,665
Marsh & McLennan Cos., Inc.	178,327	29,721,761
Progressive Corp.	189,787	41,458,970
Travelers Cos., Inc.	117,115	38,662,004
		$173,844,800
Interactive Media Services – 0.9%
Alphabet, Inc., “A”	48,565	$17,355,674
Machinery & Tools – 3.4%
Caterpillar, Inc.	18,272	$19,457,853
Illinois Tool Works, Inc.	73,485	19,875,488
PACCAR, Inc.	198,106	23,796,492
Trane Technologies PLC	12,487	6,133,115
		$69,262,948
Medical & Health Technology & Services – 2.1%
McKesson Corp.	57,697	$43,595,853
Medical Equipment – 1.6%
Abbott Laboratories	244,111	$22,150,632
Medline, Inc., “A” (a)	242,867	9,578,675
		$31,729,307
Non-Global Systemically Important Banks – 3.1%
American Express Co.	104,451	$35,330,551
PNC Financial Services Group, Inc.	113,994	28,067,602
		$63,398,153
Pharmaceuticals & Biotechnology – 4.6%
AbbVie, Inc.	106,300	$26,749,332
Johnson & Johnson	214,703	54,528,121
Pfizer, Inc.	554,233	13,345,931
		$94,623,384
2

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – 1.5%
Prologis, Inc., REIT	225,947	$30,609,040
Retail & E-commerce – 6.6%
Amazon.com, Inc. (a)	443,297	$105,655,407
Lowe's Cos., Inc.	137,035	30,214,847
		$135,870,254
Semiconductor & Electronic Components – 8.5%
Analog Devices, Inc.	115,624	$45,922,384
KLA Corp.	220,356	66,483,609
NXP Semiconductors N.V.	111,541	31,346,367
Texas Instruments, Inc.	101,839	30,355,151
		$174,107,511
Software – 3.8%
Microsoft Corp.	186,071	$69,408,205
Salesforce, Inc.	50,379	7,892,374
		$77,300,579
Tobacco – 0.9%
Philip Morris International, Inc.	104,110	$18,834,540
Transportation & Logistics – 1.7%
Union Pacific Corp.	128,590	$34,976,480
Travel, Gaming, & Lodging – 1.7%
Marriott International, Inc., “A”	92,579	$34,308,852
Utilities – 8.0%
American Electric Power Co., Inc.	72,765	$9,954,980
Dominion Energy, Inc.	430,644	29,408,679
Duke Energy Corp.	276,897	35,049,622
NextEra Energy, Inc.	160,326	14,071,813
PG&E Corp.	1,302,097	21,901,272
Southern Co.	287,969	27,561,513
Xcel Energy, Inc.	317,205	25,471,561
		$163,419,440
Total Common Stocks (Identified Cost, $1,049,921,917)		$2,026,851,333
Mutual Funds (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $2,414,449)	2,414,449	$2,414,449
Other Assets, Less Liabilities – 1.0%		19,543,101
Net Assets – 100.0%		$2,048,808,883

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,414,449 and
$2,026,851,333, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

3

MFS Value Series
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Value Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,049,921,917)	$2,026,851,333
Investments in affiliated issuers, at value (identified cost, $2,414,449)	2,414,449
Cash	8,972,380
Foreign currency, at value (identified cost, $39)	39
Receivables for
Investments sold	13,757,139
Fund shares sold	1,103,441
Interest and dividends	2,002,575
Other assets	2,307
Total assets	$2,055,103,663
Liabilities
Payables for
Investments purchased	$2,056,951
Fund shares reacquired	4,040,778
Payable to affiliates
Investment adviser	22,266
Administrative services fee	1,568
Shareholder servicing costs	1,233
Distribution and/or service fees	11,105
Payable for independent Trustees' compensation	6,269
Accrued expenses and other liabilities	154,610
Total liabilities	$6,294,780
Net assets	$2,048,808,883
Net assets consist of
Paid-in capital	$486,649,675
Total distributable earnings (loss)	1,562,159,208
Net assets	$2,048,808,883
Shares of beneficial interest outstanding	87,121,436

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,237,771,437	51,943,637	$23.83
Service Class	811,037,446	35,177,799	23.06
See Notes to Financial Statements
5

MFS Value Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$24,756,341
Dividends from affiliated issuers	347,323
Other	11,968
Income on securities loaned	649
Foreign taxes withheld	(113,346)
Total investment income	$25,002,935
Expenses
Management fee	$7,030,820
Distribution and/or service fees	996,213
Shareholder servicing costs	38,592
Administrative services fee	140,736
Independent Trustees' compensation	20,100
Custodian fee	54,927
Shareholder communications	25,334
Audit and tax fees	37,518
Legal fees	6,396
Miscellaneous	24,863
Total expenses	$8,375,499
Reduction of expenses by investment adviser	(436,741)
Net expenses	$7,938,758
Net investment income (loss)	$17,064,177
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$198,296,878
Affiliated issuers	(3,573)
Futures contracts	(625,662)
Foreign currency	(80)
Net realized gain (loss)	$197,667,563
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(77,017,960)
Affiliated issuers	(2,453)
Translation of assets and liabilities in foreign currencies	(20,705)
Net unrealized gain (loss)	$(77,041,118)
Net realized and unrealized gain (loss)	$120,626,445
Change in net assets from operations	$137,690,622
See Notes to Financial Statements
6

MFS Value Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$17,064,177	$36,655,197
Net realized gain (loss)	197,667,563	346,034,612
Net unrealized gain (loss)	(77,041,118)	(91,942,024)
Change in net assets from operations	$137,690,622	$290,747,785
Total distributions to shareholders	$—	$(227,272,100)
Change in net assets from fund share transactions	$(95,305,563)	$(569,547,033)
Total change in net assets	$42,385,059	$(506,071,348)
Net assets
At beginning of period	2,006,423,824	2,512,495,172
At end of period	$2,048,808,883	$2,006,423,824
See Notes to Financial Statements
7

MFS Value Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$22.26	$21.63	$21.27	$21.55	$24.72	$20.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.36	$0.36	$0.36	$0.35	$0.31
Net realized and unrealized gain (loss)	1.36	2.37	2.12	1.22	(1.83)	4.84
Total from investment operations	$1.57	$2.73	$2.48	$1.58	$(1.48)	$5.15
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.38)	$(0.36)	$(0.32)	$(0.31)
From net realized gain	—	(1.73)	(1.74)	(1.50)	(1.37)	(0.52)
Total distributions declared to shareholders	$—	$(2.10)	$(2.12)	$(1.86)	$(1.69)	$(0.83)
Net asset value, end of period (x)	$23.83	$22.26	$21.63	$21.27	$21.55	$24.72
Total return (%) (k)(r)(s)(x)	7.05 (n)	13.01	11.61	7.93	(5.91)	25.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73 (a)	0.72	0.72	0.72	0.72	0.72
Expenses after expense reductions	0.69 (a)	0.69	0.69	0.69	0.70	0.70
Net investment income (loss)	1.79 (a)	1.62	1.60	1.73	1.60	1.33
Portfolio turnover rate	19 (n)	11	15	16	13	9
Net assets at end of period (000 omitted)	$1,237,771	$1,202,353	$1,352,605	$1,246,269	$1,207,158	$1,363,583

See Notes to Financial Statements
8

MFS Value Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.57	$21.01	$20.72	$21.03	$24.16	$19.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.29	$0.29	$0.30	$0.29	$0.24
Net realized and unrealized gain (loss)	1.32	2.31	2.07	1.19	(1.79)	4.75
Total from investment operations	$1.49	$2.60	$2.36	$1.49	$(1.50)	$4.99
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.33)	$(0.30)	$(0.26)	$(0.27)
From net realized gain	—	(1.73)	(1.74)	(1.50)	(1.37)	(0.52)
Total distributions declared to shareholders	$—	$(2.04)	$(2.07)	$(1.80)	$(1.63)	$(0.79)
Net asset value, end of period (x)	$23.06	$21.57	$21.01	$20.72	$21.03	$24.16
Total return (%) (k)(r)(s)(x)	6.91 (n)	12.77	11.30	7.69	(6.14)	25.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98 (a)	0.97	0.97	0.97	0.97	0.97
Expenses after expense reductions	0.94 (a)	0.94	0.94	0.94	0.95	0.95
Net investment income (loss)	1.55 (a)	1.36	1.35	1.48	1.35	1.08
Portfolio turnover rate	19 (n)	11	15	16	13	9
Net assets at end of period (000 omitted)	$811,037	$804,070	$1,159,890	$1,207,943	$1,239,407	$1,469,104

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Value Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
10

MFS Value Series
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,026,851,333	$—	$—	$2,026,851,333
Investment Companies	2,414,449	—	—	2,414,449
Total	$2,029,265,782	$—	$—	$2,029,265,782
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At June 30, 2026, the fund did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Equity	$(625,662)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
11

MFS Value Series
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
12

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$41,299,746
Long-term capital gains	185,972,354
Total distributions	$227,272,100
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$1,059,432,803
Gross appreciation	995,179,355
Gross depreciation	(25,346,376)
Net unrealized appreciation (depreciation)	$969,832,979
As of 12/31/25
Undistributed ordinary income	38,914,293
Undistributed long-term capital gain	339,543,386
Other temporary differences	80,776
Net unrealized appreciation (depreciation)	1,045,930,131
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
13

MFS Value Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$122,008,482
Service Class	—	105,263,618
Total	$—	$227,272,100
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $138,022, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $298,719, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $37,329, which equated to 0.0037% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $1,263.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
14

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $72,656,790.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $11,696, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $376,637,749 and $460,933,915, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,240,657	$28,698,434	4,262,123	$93,882,116
Service Class	2,237,778	49,905,174	4,753,060	102,018,935
	3,478,435	$78,603,608	9,015,183	$195,901,051
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,690,694	$122,008,482
Service Class	—	—	5,063,185	105,263,618
	—	$—	10,753,879	$227,272,100
Shares reacquired
Initial Class	(3,307,253)	$(76,646,679)	(18,483,036)	$(406,993,888)
Service Class	(4,345,125)	(97,262,492)	(27,741,330)	(585,726,296)
	(7,652,378)	$(173,909,171)	(46,224,366)	$(992,720,184)
Net change
Initial Class	(2,066,596)	$(47,948,245)	(8,530,219)	$(191,103,290)
Service Class	(2,107,347)	(47,357,318)	(17,925,085)	(378,443,743)
	(4,173,943)	$(95,305,563)	(26,455,304)	$(569,547,033)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 4% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
15

MFS Value Series
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $5,153 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,981,876	$270,374,513	$281,935,914	$(3,573)	$(2,453)	$2,414,449

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$347,323	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Research Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 3.3%
Curtiss-Wright Corp.	2,445	$1,852,723
General Dynamics Corp.	7,942	2,813,374
Honeywell Aerospace, Inc. (a)	5,559	1,228,984
Howmet Aerospace, Inc.	10,075	2,708,764
RTX Corp.	20,045	3,803,138
		$12,406,983
Apparel, Footwear, & Accessories – 0.5%
Birkenstock Holding PLC (a)(l)	41,091	$1,768,146
Auto & Auto Components – 0.4%
Tesla, Inc. (a)	3,834	$1,612,580
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp.	33,030	$3,047,678
Business Services – 0.7%
TransUnion	34,427	$2,483,564
Conglomerates – 0.3%
Honeywell International, Inc.	5,559	$1,244,660
Construction – 1.9%
CRH PLC	29,565	$3,163,455
Ferguson Enterprises, Inc.	9,478	2,249,414
Simpson Manufacturing Co., Inc.	8,008	1,676,475
		$7,089,344
Consumer Products – 1.2%
Colgate-Palmolive Co.	21,168	$1,940,682
International Flavors & Fragrances, Inc.	16,045	1,271,085
Kenvue, Inc.	76,679	1,465,336
		$4,677,103
Consumer Services – 0.8%
Uber Technologies, Inc. (a)	39,668	$2,862,443
Diversified Financial Services – 3.5%
CME Group, Inc.	10,369	$2,289,786
Mastercard, Inc., “A”	16,579	8,514,974
Moody's Corp.	5,203	2,356,543
		$13,161,303
Electrical Equipment – 2.7%
Amphenol Corp., “A”	21,662	$3,819,444
Eaton Corp. PLC	4,414	1,880,894
Emerson Electric Co.	14,725	2,107,884
W.W. Grainger, Inc.	1,584	2,154,873
		$9,963,095
VFRFS-SEM
1

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.5%
ConocoPhillips	25,181	$2,617,817
EQT Corp.	15,300	813,501
Exxon Mobil Corp.	36,401	4,976,744
Valero Energy Corp.	4,368	1,137,602
		$9,545,664
Energy - Renewables – 0.8%
GE Vernova, Inc.	2,456	$2,885,456
Engineering - Construction – 0.5%
Comfort Systems USA, Inc.	995	$1,972,040
Food & Beverages – 0.9%
PepsiCo, Inc.	17,169	$2,324,683
Tyson Foods, Inc., “A”	15,430	883,367
		$3,208,050
Global Systemically Important Banks – 4.6%
Bank of America Corp.	97,323	$5,545,465
JPMorgan Chase & Co.	26,659	8,726,290
Morgan Stanley	15,074	3,151,069
		$17,422,824
Hardware, Peripherals, & Assembly – 12.1%
Apple, Inc.	89,617	$25,931,575
Arista Networks, Inc. (a)	28,776	4,888,467
Coherent Corp. (a)	4,295	1,694,249
Micron Technology, Inc.	4,656	5,374,374
Sandisk Corp. of Delaware (a)	1,241	2,821,699
Seagate Technology Holdings PLC	4,733	4,567,345
		$45,277,709
Health Maintenance Organizations – 1.3%
Cigna Group	9,942	$2,740,811
Humana, Inc.	5,765	2,289,973
		$5,030,784
Insurance – 2.4%
Aon PLC	9,524	$3,159,016
Chubb Ltd.	10,042	3,421,711
Progressive Corp.	11,373	2,484,432
		$9,065,159
Interactive Media Services – 7.2%
Alphabet, Inc., “A” (s)	52,782	$18,862,704
Meta Platforms, Inc., “A”	14,359	8,088,281
		$26,950,985
Machinery & Tools – 3.1%
Caterpillar, Inc.	4,198	$4,470,450
Ingersoll Rand, Inc.	29,045	2,381,400
Pentair PLC	27,990	2,145,713
Trane Technologies PLC	5,313	2,609,533
		$11,607,096
2

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – 1.5%
Omnicom Group, Inc.	16,203	$1,180,065
Spotify Technology S.A. (a)	7,369	3,383,329
TKO Group Holdings, Inc.	5,442	1,095,529
		$5,658,923
Medical Equipment – 4.1%
Becton, Dickinson and Co.	14,313	$2,165,986
Boston Scientific Corp. (a)	58,894	2,513,596
Medtronic PLC	33,781	2,642,688
STERIS PLC	7,243	1,525,159
Thermo Fisher Scientific, Inc.	7,090	3,554,642
Waters Corp. (a)	7,818	2,932,063
		$15,334,134
Non-Global Systemically Important Banks – 0.7%
PNC Financial Services Group, Inc.	10,078	$2,481,405
Oil Services – 0.4%
Baker Hughes Co.	17,655	$979,852
TechnipFMC PLC	9,496	629,585
		$1,609,437
Pharmaceuticals & Biotechnology – 3.5%
Gilead Sciences, Inc.	26,789	$3,384,522
Johnson & Johnson	19,487	4,949,113
Pfizer, Inc.	114,673	2,761,326
Vertex Pharmaceuticals, Inc. (a)	4,513	2,241,743
		$13,336,704
Pollution Control – 0.4%
GFL Environmental, Inc.	37,985	$1,397,468
Restaurants – 1.1%
Aramark	34,728	$1,976,023
Starbucks Corp.	20,770	2,122,487
		$4,098,510
Retail & E-commerce – 6.1%
Amazon.com, Inc. (a)(s)	69,625	$16,594,422
BJ's Wholesale Club Holdings, Inc. (a)	21,932	1,912,909
Floor & Decor Holdings, Inc., “A” (a)	27,246	1,617,323
TJX Cos., Inc.	17,840	2,702,760
		$22,827,414
Semiconductor & Electronic Components – 18.0%
Advanced Micro Devices (a)	13,241	$7,691,829
Broadcom, Inc.	34,935	13,196,696
Intel Corp. (a)	18,087	2,525,488
KLA Corp.	28,242	8,520,894
NVIDIA Corp.	157,910	31,596,212
ON Semiconductor Corp. (a)	11,826	1,118,030
Texas Instruments, Inc.	10,433	3,109,764
		$67,758,913
3

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 6.0%
Cadence Design Systems, Inc. (a)	6,264	$2,351,004
Microsoft Corp. (s)	48,636	18,142,201
Shopify, Inc. (a)	19,149	2,186,433
		$22,679,638
Telecom - Infrastructure – 0.4%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	74,752	$1,616,886
Telecom Services – 1.6%
Space Exploration Technologies, “A” (a)	25,644	$4,381,534
T-Mobile USA, Inc.	9,481	1,590,248
		$5,971,782
Tobacco – 0.8%
Philip Morris International, Inc.	16,997	$3,074,927
Transportation & Logistics – 0.4%
XPO, Inc. (a)	6,853	$1,406,852
Travel, Gaming, & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	8,304	$2,744,140
Viking Holdings Ltd. (a)	18,937	1,982,136
		$4,726,276
Utilities – 2.0%
Alliant Energy Corp.	24,413	$1,862,468
Duke Energy Corp.	16,025	2,028,444
NextEra Energy, Inc.	26,796	2,351,885
PG&E Corp.	77,305	1,300,270
		$7,543,067
Total Common Stocks (Identified Cost, $225,102,891)		$374,805,002

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,981	$0

Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $2,713,935)	2,713,684	$2,713,684
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $1,733,275)	1,733,275	$1,733,275
Other Assets, Less Liabilities – (1.0)%		(3,606,403)
Net Assets – 100.0%		$375,645,558
4

MFS Research Series
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,713,684 and
$376,538,277, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At June 30, 2026, the fund had cash collateral of $5,362 and other liquid securities collateral with an aggregate value of $544,342 to cover any collateral or margin obligations for securities sold short. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Research Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $1,676,019 of securities on loan (identified cost, $226,836,166)	$376,538,277
Investments in affiliated issuers, at value (identified cost, $2,713,935)	2,713,684
Cash	78,172
Cash pledged	5,362
Receivables for
Investments sold	191,702
Fund shares sold	5,874
Interest and dividends	131,612
Receivable from investment adviser	8,129
Other assets	444
Total assets	$379,673,256
Liabilities
Payables for
Investments purchased	$1,832,111
Fund shares reacquired	389,949
Collateral for securities loaned, at value	1,733,275
Payable to affiliates
Administrative services fee	332
Shareholder servicing costs	716
Distribution and/or service fees	1,267
Payable for independent Trustees' compensation	1,482
Accrued expenses and other liabilities	68,566
Total liabilities	$4,027,698
Net assets	$375,645,558
Net assets consist of
Paid-in capital	$75,404,230
Total distributable earnings (loss)	300,241,328
Net assets	$375,645,558
Shares of beneficial interest outstanding	11,666,281

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$281,726,582	8,699,482	$32.38
Service Class	93,918,976	2,966,799	31.66
See Notes to Financial Statements
6

MFS Research Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,155,323
Dividends from affiliated issuers	48,845
Income on securities loaned	14,669
Other	4,574
Foreign taxes withheld	(189)
Total investment income	$2,223,222
Expenses
Management fee	$1,383,645
Distribution and/or service fees	117,056
Shareholder servicing costs	15,199
Administrative services fee	30,189
Independent Trustees' compensation	4,576
Custodian fee	10,815
Shareholder communications	12,582
Audit and tax fees	37,552
Legal fees	1,051
Miscellaneous	15,511
Total expenses	$1,628,176
Reduction of expenses by investment adviser	(144,975)
Net expenses	$1,483,201
Net investment income (loss)	$740,021
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$30,618,446
Affiliated issuers	(224)
Foreign currency	(89)
Net realized gain (loss)	$30,618,133
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,747,918)
Affiliated issuers	(384)
Translation of assets and liabilities in foreign currencies	(4)
Net unrealized gain (loss)	$(8,748,306)
Net realized and unrealized gain (loss)	$21,869,827
Change in net assets from operations	$22,609,848
See Notes to Financial Statements
7

MFS Research Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$740,021	$1,352,548
Net realized gain (loss)	30,618,133	235,408,287
Net unrealized gain (loss)	(8,748,306)	(177,387,294)
Change in net assets from operations	$22,609,848	$59,373,541
Total distributions to shareholders	$—	$(90,443,254)
Change in net assets from fund share transactions	$(21,475,969)	$(361,469,703)
Total change in net assets	$1,133,879	$(392,539,416)
Net assets
At beginning of period	374,511,679	767,051,095
At end of period	$375,645,558	$374,511,679
See Notes to Financial Statements
8

MFS Research Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$30.49	$35.59	$31.97	$27.74	$38.59	$32.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.17	$0.19	$0.21	$0.13
Net realized and unrealized gain (loss)	1.82	3.98	5.76	5.86	(6.62)	7.92
Total from investment operations	$1.89	$4.12	$5.93	$6.05	$(6.41)	$8.05
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.22)	$(0.16)	$(0.16)	$(0.20)
From net realized gain	—	(8.86)	(2.09)	(1.66)	(4.28)	(2.13)
Total distributions declared to shareholders	$—	$(9.22)	$(2.31)	$(1.82)	$(4.44)	$(2.33)
Net asset value, end of period (x)	$32.38	$30.49	$35.59	$31.97	$27.74	$38.59
Total return (%) (k)(r)(s)(x)	6.20 (n)	12.85	18.87	22.42	(17.21)	24.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82 (a)	0.82	0.79	0.82	0.82	0.80
Expenses after expense reductions	0.74 (a)	0.75	0.77	0.79	0.79	0.78
Net investment income (loss)	0.46 (a)	0.42	0.48	0.64	0.68	0.35
Portfolio turnover rate	28 (n)	42	22	22	24	19
Net assets at end of period (000 omitted)	$281,727	$279,123	$457,306	$423,942	$405,178	$384,928
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	0.77	0.77	0.77	0.77

See Notes to Financial Statements
9

MFS Research Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$29.84	$34.81	$31.32	$27.20	$37.92	$32.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$0.08	$0.12	$0.12	$0.04
Net realized and unrealized gain (loss)	1.79	3.92	5.63	5.73	(6.50)	7.79
Total from investment operations	$1.82	$3.95	$5.71	$5.85	$(6.38)	$7.83
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.13)	$(0.07)	$(0.06)	$(0.12)
From net realized gain	—	(8.86)	(2.09)	(1.66)	(4.28)	(2.13)
Total distributions declared to shareholders	$—	$(8.92)	$(2.22)	$(1.73)	$(4.34)	$(2.25)
Net asset value, end of period (x)	$31.66	$29.84	$34.81	$31.32	$27.20	$37.92
Total return (%) (k)(r)(s)(x)	6.10 (n)	12.57	18.56	22.12	(17.43)	24.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07 (a)	1.07	1.04	1.07	1.07	1.05
Expenses after expense reductions	0.99 (a)	1.00	1.02	1.04	1.04	1.03
Net investment income (loss)	0.21 (a)	0.10	0.22	0.40	0.39	0.10
Portfolio turnover rate	28 (n)	42	22	22	24	19
Net assets at end of period (000 omitted)	$93,919	$95,389	$309,746	$310,175	$290,421	$396,938
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	1.02	1.02	1.02	1.02

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Research Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
11

MFS Research Series
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$366,069,626	$—	$—	$366,069,626
Canada	3,583,901	0	—	3,583,901
Sweden	3,383,329	—	—	3,383,329
Germany	1,768,146	—	—	1,768,146
Investment Companies	4,446,959	—	—	4,446,959
Total	$379,251,961	$0	$—	$379,251,961
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the six months ended June 30, 2026, the fund did not enter into short sale transactions.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the
12

MFS Research Series
Notes to Financial Statements (unaudited) - continued
extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,676,019.  The fair value of the fund's investment securities on loan and a related liability of $1,733,275 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$9,907,706
Long-term capital gains	80,535,548
Total distributions	$90,443,254
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Research Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$230,604,470
Gross appreciation	155,866,283
Gross depreciation	(7,218,792)
Net unrealized appreciation (depreciation)	$148,647,491
As of 12/31/25
Undistributed ordinary income	1,500,804
Undistributed long-term capital gain	118,734,881
Other temporary differences	4
Net unrealized appreciation (depreciation)	157,395,791
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$67,160,892
Service Class	—	23,282,362
Total	$—	$90,443,254
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $25,335, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $119,640, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
14

MFS Research Series
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $14,264, which equated to 0.0077% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $935.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $332,385. The sales transactions resulted in net realized gains (losses) of $29,820.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $4,440, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $103,222,633 and $122,985,873, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	108,755	$3,298,062	419,944	$13,341,498
Service Class	128,204	3,755,250	201,856	6,686,852
	236,959	$7,053,312	621,800	$20,028,350
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,311,907	$67,160,892
Service Class	—	—	818,073	23,282,362
	—	$—	3,129,980	$90,443,254
15

MFS Research Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(563,815)	$(17,623,444)	(6,428,222)	$(232,833,753)
Service Class	(357,889)	(10,905,837)	(6,721,813)	(239,107,554)
	(921,704)	$(28,529,281)	(13,150,035)	$(471,941,307)
Net change
Initial Class	(455,060)	$(14,325,382)	(3,696,371)	$(152,331,363)
Service Class	(229,685)	(7,150,587)	(5,701,884)	(209,138,340)
	(684,745)	$(21,475,969)	(9,398,255)	$(361,469,703)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 16%, 9%, and 4%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $869 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,619,647	$31,149,642	$30,054,997	$(224)	$(384)	$2,713,684

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$48,845	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS New Discovery Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 94.2%
Aerospace & Defense – 5.1%
Aevex Corp. (a)	158,445	$3,309,916
Amprius Technologies, Inc. (a)	135,871	1,883,172
Applied Aerospace & Defense, Inc. (a)	305,128	6,950,816
CACI International, Inc., “A” (a)	32,040	14,842,850
HawkEye 360, Inc. (a)(l)	179,648	3,632,483
Leonardo DRS, Inc.	259,369	11,067,275
		$41,686,512
Apparel, Footwear, & Accessories – 1.5%
Birkenstock Holding PLC (a)(l)	169,864	$7,309,248
Columbia Sportswear Co.	81,312	5,026,708
		$12,335,956
Auto & Auto Components – 1.6%
Modine Manufacturing Co. (a)	29,110	$7,772,952
Visteon Corp.	50,830	5,042,845
		$12,815,797
Brokerage & Asset Managers – 3.0%
GCM Grosvenor, Inc., “A”	274,628	$3,377,924
Lincoln International, Inc. (a)	351,894	8,399,710
PJT Partners, Inc.	48,274	7,286,477
WisdomTree Investments, Inc.	331,257	5,611,494
		$24,675,605
Business Services – 0.6%
Paymentus Holdings, Inc., “A” (a)	190,258	$4,596,633
Chemicals – 3.2%
BioLife Solutions, Inc. (a)	284,737	$8,040,973
Element Solutions, Inc.	384,553	18,362,406
		$26,403,379
Construction – 6.6%
Installed Business Products, Inc.	25,850	$5,941,364
James Hardie Industries PLC (a)	366,531	9,595,781
Knife River Corp. (a)	132,671	11,097,929
QXO, Inc. (a)(l)	641,520	11,085,466
Simpson Manufacturing Co., Inc.	41,274	8,640,712
SiteOne Landscape Supply, Inc. (a)	70,385	8,052,748
		$54,414,000
Diversified Financial Services – 0.5%
Miami International Holdings, Inc. (a)	109,210	$4,058,244
Electrical Equipment – 4.0%
Advanced Drainage Systems, Inc.	30,141	$4,730,931
Arxis, Inc. (a)	82,705	3,816,009
Littlefuse, Inc.	36,530	16,633,205
VNDFS-SEM
1

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
nVent Electric PLC	46,413	$7,872,109
		$33,052,254
Energy - Independent – 1.8%
Antero Resources Corp. (a)	165,070	$5,800,560
Matador Resources Co.	122,409	6,093,520
Viper Energy, Inc., “A”	63,984	2,712,921
		$14,607,001
Engineering - Construction – 3.2%
Legence Corp., “A” (a)	117,596	$10,022,707
MYR Group, Inc. (a)	18,637	9,325,955
TopBuild Corp. (a)	18,263	6,474,781
		$25,823,443
Entertainment & Leisure – 1.8%
Brunswick Corp.	73,414	$6,184,395
Corsair Gaming, Inc. (a)	324,248	3,135,478
Patrick Industries, Inc.	63,696	5,718,627
		$15,038,500
Food & Beverages – 0.4%
Once Upon a Farm PBC (a)(l)	158,134	$3,238,584
Food & Drug Stores – 0.5%
Sprouts Farmers Market, Inc. (a)	46,130	$3,901,675
Hardware, Peripherals, & Assembly – 2.8%
Box, Inc., “A” (a)	258,005	$6,847,453
Digi International, Inc. (a)	116,974	8,767,201
nLIGHT, Inc. (a)	65,435	4,555,585
Q2 Holdings, Inc. (a)	61,989	2,981,671
		$23,151,910
Machinery & Tools – 5.7%
Donaldson Co., Inc.	126,842	$11,386,606
Finning International, Inc.	160,841	11,361,221
Flowserve Corp.	99,773	7,399,166
NPK International, Inc. (a)	391,119	6,222,703
Timken Co.	71,673	10,415,521
		$46,785,217
Medical & Health Technology & Services – 6.5%
Azenta, Inc. (a)	169,596	$4,328,090
Charles River Laboratories International, Inc. (a)	66,861	15,163,406
Guardant Health, Inc. (a)	71,795	10,771,404
Heartflow, Inc. (a)	109,602	3,215,723
Kardigan, Inc. (a)	174,711	4,166,857
Schrodinger, Inc. (a)	233,510	3,794,538
Waystar Holding Corp. (a)	576,282	11,831,069
		$53,271,087
2

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.7%
AtriCure, Inc. (a)	123,165	$3,446,157
Billiontoone, Inc., “A” (a)	18,955	2,274,221
Ceribell, Inc. (a)	104,735	2,037,096
Globus Medical, Inc. (a)	47,807	3,777,231
Integer Holdings Corp. (a)	119,533	11,170,359
iRhythm Technologies, Inc. (a)	39,989	4,756,692
Merit Medical Systems, Inc. (a)	182,828	12,677,293
PROCEPT BioRobotics Corp. (a)(l)	113,294	2,558,178
Pulse Biosciences, Inc. (a)(l)	122,295	3,391,240
UFP Technologies, Inc. (a)	31,681	8,399,584
		$54,488,051
Metals & Mining – 1.9%
SSR Mining, Inc. (a)	341,261	$9,650,861
Uranium Energy Corp. (a)	554,856	5,914,765
		$15,565,626
Oil Services – 1.5%
Oceaneering International, Inc. (a)	200,947	$8,142,373
TechnipFMC PLC	58,028	3,847,256
		$11,989,629
Pharmaceuticals & Biotechnology – 14.3%
Adaptive Biotechnologies Corp. (a)	283,420	$6,079,359
Annexon, Inc. (a)	232,809	1,329,339
Ascendis Pharma A.S., ADR (a)	29,377	7,835,433
CG Oncology, Inc. (a)	36,262	2,576,415
Cogent Biosciences, Inc. (a)	157,230	6,084,801
Collegium Pharmaceutical, Inc. (a)	211,180	7,644,716
Cytokinetics, Inc. (a)	73,064	6,224,322
Harmony Biosciences Holdings (a)	65,422	2,382,015
Immunocore Holdings PLC, ADR (a)	102,016	3,239,008
Ionis Pharmaceuticals, Inc. (a)	94,701	7,508,842
Kiniksa Pharmaceuticals International PLC (a)	107,710	6,888,054
Kymera Therapeutics, Inc. (a)	55,718	6,389,183
Legend Biotech Corp., ADR (a)	151,845	4,385,284
Ligand Pharmaceuticals, Inc. (a)	63,950	20,213,955
Mirum Pharmaceuticals, Inc. (a)	28,567	3,344,339
Neurocrine Biosciences, Inc. (a)	24,788	4,177,646
Oruka Therapeutics, Inc. (a)	44,125	4,199,376
Parabilis Medicines, Inc. (a)	79,479	2,175,340
Praxis Precision Medicines, Inc. (a)	12,711	4,255,516
Tarsus Pharmaceuticals, Inc. (a)	45,141	2,841,175
Ultragenyx Pharmaceutical, Inc. (a)	63,320	2,114,255
Veradermics, Inc. (a)(l)	39,225	4,822,322
		$116,710,695
Pollution Control – 0.7%
GFL Environmental, Inc.	164,513	$6,052,433
Real Estate - Storage & Office – 1.1%
Terreno Realty Corp., REIT	143,841	$9,316,582
3

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.8%
Black Rock Coffee Bar, Inc., “A” (a)	174,977	$1,450,559
Chefs' Warehouse, Inc. (a)	139,651	13,420,461
Dutch Bros, Inc., “A” (a)	59,447	4,268,889
U.S. Foods Holding Corp. (a)	33,671	3,442,860
		$22,582,769
Retail & E-commerce – 1.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	134,556	$10,344,665
Semiconductor & Electronic Components – 8.2%
Advanced Energy Industries, Inc.	57,180	$21,320,706
Benchmark Electronics, Inc.	55,285	5,454,971
Formfactor, Inc. (a)	84,562	13,524,001
MACOM Technology Solutions Holdings, Inc. (a)	22,136	8,419,870
Semtech Corp. (a)	45,409	7,349,447
TTM Technologies, Inc. (a)	59,152	11,062,607
		$67,131,602
Software – 3.4%
CCC Intelligent Holdings, Inc. (a)	1,181,274	$6,095,374
DigitalOcean, Inc. (a)	19,289	3,028,952
DPC Holdings PLC (a)	46,734	2,292,770
JFrog Ltd. (a)	93,532	8,500,188
Quantinuum, Inc., “A” (a)	95,570	7,811,892
		$27,729,176
Telecom - Infrastructure – 0.5%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	193,745	$4,190,704
Telecom Services – 0.5%
Iridium Communications, Inc.	77,033	$4,225,260
Transportation & Logistics – 1.2%
Knight-Swift Transportation Holdings, Inc.	56,061	$4,365,470
XPO, Inc. (a)	27,015	5,545,909
		$9,911,379
Travel, Gaming, & Lodging – 0.9%
Ryman Hospitality Properties, Inc., REIT	30,637	$3,938,387
Sportradar Group AG (a)	238,026	3,563,249
		$7,501,636
Utilities – 0.4%
ERock, Inc., “A” (a)	246,315	$3,571,568
Total Common Stocks (Identified Cost, $575,991,660)		$771,167,572
Contingent Value Rights – 0.0%
Pharmaceuticals & Biotechnology – 0.0%
Sanofi S.A. (a)(u) (Identified Cost, $6,433)	13,985	$0

4

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (Expiration 11/23/27) (a) (Identified Cost, $0)	$ 2.565	11/23/27	2	$0

Issuer
Mutual Funds (h) – 6.8%
Money Market Funds – 6.8%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $55,347,383)	55,346,947	$55,346,947
Collateral for Securities Loaned – 4.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $33,912,776)	33,912,776	$33,912,776
Other Assets, Less Liabilities – (5.1)%		(41,695,357)
Net Assets – 100.0%		$818,731,938

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $55,346,947 and
$805,080,348, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $32,302,392 of securities on loan (identified cost, $609,910,869)	$805,080,348
Investments in affiliated issuers, at value (identified cost, $55,347,383)	55,346,947
Cash	67,535
Receivables for
Investments sold	1,901,260
Fund shares sold	62,088
Interest and dividends	360,374
Receivable from investment adviser	4,401
Other assets	872
Total assets	$862,823,825
Liabilities
Payables for
Investments purchased	$8,526,143
Fund shares reacquired	1,532,258
Collateral for securities loaned, at value	33,912,776
Payable to affiliates
Administrative services fee	656
Shareholder servicing costs	1,485
Distribution and/or service fees	6,436
Payable for independent Trustees' compensation	2,617
Accrued expenses and other liabilities	109,516
Total liabilities	$44,091,887
Net assets	$818,731,938
Net assets consist of
Paid-in capital	$645,883,723
Total distributable earnings (loss)	172,848,215
Net assets	$818,731,938
Shares of beneficial interest outstanding	52,482,895

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$343,007,711	18,817,551	$18.23
Service Class	475,724,227	33,665,344	14.13
See Notes to Financial Statements
6

MFS New Discovery Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,377,355
Dividends from affiliated issuers	643,163
Income on securities loaned	192,766
Other	50,171
Foreign taxes withheld	(5,447)
Total investment income	$2,258,008
Expenses
Management fee	$3,387,258
Distribution and/or service fees	547,389
Shareholder servicing costs	28,698
Administrative services fee	56,033
Independent Trustees' compensation	8,130
Custodian fee	23,249
Shareholder communications	10,401
Audit and tax fees	34,920
Legal fees	1,854
Miscellaneous	19,079
Total expenses	$4,117,011
Reduction of expenses by investment adviser	(290,103)
Net expenses	$3,826,908
Net investment income (loss)	$(1,568,900)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$60,997,041
Affiliated issuers	(3,444)
Foreign currency	7,675
Net realized gain (loss)	$61,001,272
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$60,764,539
Affiliated issuers	(4,460)
Translation of assets and liabilities in foreign currencies	(4,250)
Net unrealized gain (loss)	$60,755,829
Net realized and unrealized gain (loss)	$121,757,101
Change in net assets from operations	$120,188,201
See Notes to Financial Statements
7

MFS New Discovery Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$(1,568,900)	$(1,982,302)
Net realized gain (loss)	61,001,272	45,697,838
Net unrealized gain (loss)	60,755,829	44,264,504
Change in net assets from operations	$120,188,201	$87,980,040
Change in net assets from fund share transactions	$(41,609,796)	$(61,345,091)
Total change in net assets	$78,578,405	$26,634,949
Net assets
At beginning of period	740,153,533	713,518,584
At end of period	$818,731,938	$740,153,533
See Notes to Financial Statements
8

MFS New Discovery Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.60	$13.81	$12.94	$11.31	$23.30	$26.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$(0.01)	$(0.02)	$(0.04)	$(0.11)
Net realized and unrealized gain (loss)	2.65	1.81	0.88	1.65	(6.56)	0.92
Total from investment operations	$2.63	$1.79	$0.87	$1.63	$(6.60)	$0.81
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$—	$(5.39)	$(4.47)
Net asset value, end of period (x)	$18.23	$15.60	$13.81	$12.94	$11.31	$23.30
Total return (%) (k)(r)(s)(x)	16.86 (n)	12.96	6.72	14.41	(29.76)	1.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95 (a)	0.95	0.95	0.94	0.95	0.94
Expenses after expense reductions	0.87 (a)	0.87	0.87	0.87	0.87	0.87
Net investment income (loss)	(0.27)(a)	(0.13)	(0.08)	(0.14)	(0.23)	(0.42)
Portfolio turnover rate	54 (n)	79	66	61	48	79
Net assets at end of period (000 omitted)	$343,008	$308,703	$294,444	$308,484	$286,747	$433,168

Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.10	$10.75	$10.10	$8.84	$19.84	$23.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$(0.04)	$(0.04)	$(0.06)	$(0.16)
Net realized and unrealized gain (loss)	2.06	1.39	0.69	1.30	(5.55)	0.86
Total from investment operations	$2.03	$1.35	$0.65	$1.26	$(5.61)	$0.70
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$—	$(5.39)	$(4.47)
Net asset value, end of period (x)	$14.13	$12.10	$10.75	$10.10	$8.84	$19.84
Total return (%) (k)(r)(s)(x)	16.78 (n)	12.56	6.44	14.25	(29.99)	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20 (a)	1.20	1.20	1.19	1.20	1.19
Expenses after expense reductions	1.12 (a)	1.12	1.12	1.12	1.12	1.12
Net investment income (loss)	(0.52)(a)	(0.38)	(0.33)	(0.39)	(0.48)	(0.66)
Portfolio turnover rate	54 (n)	79	66	61	48	79
Net assets at end of period (000 omitted)	$475,724	$431,451	$419,075	$406,706	$374,602	$572,116

See Notes to Financial Statements
9

MFS New Discovery Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS New Discovery Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
11

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$705,882,284	$0	$—	$705,882,284
Canada	27,064,515	—	—	27,064,515
Australia	9,595,781	—	—	9,595,781
Denmark	7,835,433	—	—	7,835,433
Germany	7,309,248	—	—	7,309,248
United Kingdom	5,531,778	—	—	5,531,778
China	4,385,284	—	—	4,385,284
Switzerland	3,563,249	—	—	3,563,249
France	—	—	0	0
Investment Companies	89,259,723	—	—	89,259,723
Total	$860,427,295	$0	$0	$860,427,295
For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
12

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $32,302,392.  The fair value of the fund's investment securities on loan and a related liability of $33,912,776 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The fund declared no distributions for the six months ended June 30, 2026 or for the year ended December 31, 2025.
13

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$676,356,799
Gross appreciation	211,208,001
Gross depreciation	(27,137,505)
Net unrealized appreciation (depreciation)	$184,070,496
As of 12/31/25
Capital loss carryforwards	(70,658,437)
Other temporary differences	8,031
Net unrealized appreciation (depreciation)	123,310,420
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,869,197)
Long-Term	(68,789,240)
Total	$(70,658,437)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $51,685, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $238,418, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
14

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $26,748, which equated to 0.0071% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $1,950.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0149% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $50,072, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $388,860,871 and $439,045,257, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	876,920	$14,394,322	2,299,018	$32,302,887
Service Class	1,303,752	16,610,826	3,424,201	37,136,016
	2,180,672	$31,005,148	5,723,219	$69,438,903
Shares reacquired
Initial Class	(1,854,253)	$(30,590,687)	(3,823,329)	$(55,060,929)
Service Class	(3,281,464)	(42,024,257)	(6,775,443)	(75,723,065)
	(5,135,717)	$(72,614,944)	(10,598,772)	$(130,783,994)
Net change
Initial Class	(977,333)	$(16,196,365)	(1,524,311)	$(22,758,042)
Service Class	(1,977,712)	(25,413,431)	(3,351,242)	(38,587,049)
	(2,955,045)	$(41,609,796)	(4,875,553)	$(61,345,091)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 2% of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio and the MFS Growth Allocation Portfolio were each the owners of record of less than 1% of the value of
15

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $1,673 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,102,578	$185,943,938	$170,691,665	$(3,444)	$(4,460)	$55,346,947

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$643,163	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Investors Trust Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Investors Trust Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 3.0%
Curtiss-Wright Corp.	1,487	$1,126,789
Howmet Aerospace, Inc.	9,530	2,562,236
RTX Corp.	19,405	3,681,711
		$7,370,736
Alcoholic Beverages – 0.5%
Diageo PLC	64,318	$1,298,915
Apparel, Footwear, & Accessories – 0.6%
LVMH Moet Hennessy Louis Vuitton SE	2,568	$1,420,445
Business Services – 0.5%
Verisk Analytics, Inc., “A”	7,664	$1,375,918
Chemicals – 1.4%
Linde PLC	6,861	$3,560,447
Construction – 1.6%
Allegion PLC	16,681	$2,343,514
Otis Worldwide Corp.	21,571	1,544,483
		$3,887,997
Consumer Products – 2.6%
Colgate-Palmolive Co.	21,167	$1,940,590
International Flavors & Fragrances, Inc.	10,454	828,166
Procter & Gamble Co.	24,590	3,605,878
		$6,374,634
Consumer Services – 0.4%
Cintas Corp.	6,085	$1,034,937
Diversified Financial Services – 5.9%
CME Group, Inc.	10,966	$2,421,622
Mastercard, Inc., “A”	7,616	3,911,577
Moody's Corp.	4,679	2,119,213
NASDAQ, Inc.	20,207	1,592,716
Visa, Inc., “A”	13,265	4,551,089
		$14,596,217
Electrical Equipment – 6.3%
AMETEK, Inc.	8,797	$2,128,346
Amphenol Corp., “A”	23,787	4,194,124
Eaton Corp. PLC	7,363	3,137,521
Emerson Electric Co.	24,304	3,479,118
Hubbell, Inc.	4,889	2,557,925
		$15,497,034
VGIFS-SEM
1

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.4%
ConocoPhillips	25,800	$2,682,168
Exxon Mobil Corp.	23,619	3,229,190
		$5,911,358
Global Systemically Important Banks – 5.4%
Bank of America Corp.	44,294	$2,523,872
Goldman Sachs Group, Inc.	4,058	4,104,139
JPMorgan Chase & Co.	20,512	6,714,193
		$13,342,204
Hardware, Peripherals, & Assembly – 10.5%
Apple, Inc.	54,220	$15,689,099
Arista Networks, Inc. (a)	23,246	3,949,031
Micron Technology, Inc.	1,404	1,620,623
Seagate Technology Holdings PLC	5,000	4,825,000
		$26,083,753
Health Maintenance Organizations – 1.0%
Cigna Group	9,277	$2,557,483
Insurance – 2.7%
Aon PLC	7,636	$2,532,785
Chubb Ltd.	11,934	4,066,391
		$6,599,176
Interactive Media Services – 8.7%
Alphabet, Inc., “A”	43,412	$15,514,146
Meta Platforms, Inc., “A”	10,520	5,925,811
		$21,439,957
Machinery & Tools – 0.5%
Veralto Corp.	13,616	$1,207,467
Media – 0.4%
Spotify Technology S.A. (a)	1,972	$905,404
Medical Equipment – 5.3%
Becton, Dickinson and Co.	8,676	$1,312,939
Boston Scientific Corp. (a)	29,259	1,248,774
Medtronic PLC	36,305	2,840,140
STERIS PLC	11,887	2,503,046
Thermo Fisher Scientific, Inc.	6,149	3,082,863
Waters Corp. (a)	6,031	2,261,866
		$13,249,628
Pharmaceuticals & Biotechnology – 2.3%
Gilead Sciences, Inc.	12,813	$1,618,794
Pfizer, Inc.	88,307	2,126,433
Vertex Pharmaceuticals, Inc. (a)	3,826	1,900,489
		$5,645,716
Pollution Control – 1.1%
Waste Management, Inc.	12,019	$2,678,795
2

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.2%
Aramark	53,776	$3,059,854
Retail & E-commerce – 7.3%
Amazon.com, Inc. (a)	49,216	$11,730,141
BJ's Wholesale Club Holdings, Inc. (a)	8,863	773,031
Costco Wholesale Corp.	3,103	2,902,763
TJX Cos., Inc.	18,141	2,748,362
		$18,154,297
Semiconductor & Electronic Components – 18.4%
Advanced Micro Devices (a)	3,059	$1,777,004
Analog Devices, Inc.	9,736	3,866,847
Broadcom, Inc.	23,724	8,961,741
KLA Corp.	17,149	5,174,025
Lam Research Corp.	7,115	3,083,143
NVIDIA Corp.	97,146	19,437,943
Texas Instruments, Inc.	10,876	3,241,809
		$45,542,512
Software – 6.0%
Cadence Design Systems, Inc. (a)	6,850	$2,570,942
Check Point Software Technologies Ltd. (a)	4,025	529,006
Microsoft Corp.	31,660	11,809,813
		$14,909,761
Telecom Services – 0.5%
Space Exploration Technologies, “A” (a)	6,756	$1,154,330
Utilities – 3.3%
Alliant Energy Corp.	39,188	$2,989,653
Southern Co.	19,864	1,901,183
Xcel Energy, Inc.	40,593	3,259,618
		$8,150,454
Total Common Stocks (Identified Cost, $133,717,885)		$247,009,429
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $713,064)	713,040	$713,040
Other Assets, Less Liabilities – (0.1)%		(240,158)
Net Assets – 100.0%		$247,482,311

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $713,040 and
$247,009,429, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
3

MFS Investors Trust Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $133,717,885)	$247,009,429
Investments in affiliated issuers, at value (identified cost, $713,064)	713,040
Cash	40,607
Foreign currency, at value (identified cost, $5)	5
Receivables for
Investments sold	2,441,154
Fund shares sold	37,799
Dividends	81,968
Receivable from investment adviser	11,391
Other assets	312
Total assets	$250,335,705
Liabilities
Payables for
Investments purchased	$2,354,191
Fund shares reacquired	417,159
Payable to affiliates
Administrative services fee	239
Shareholder servicing costs	768
Distribution and/or service fees	678
Payable for independent Trustees' compensation	1,386
Accrued expenses and other liabilities	78,973
Total liabilities	$2,853,394
Net assets	$247,482,311
Net assets consist of
Paid-in capital	$(24,211,020)
Total distributable earnings (loss)	271,693,331
Net assets	$247,482,311
Shares of beneficial interest outstanding	8,909,995

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$197,272,281	7,067,208	$27.91
Service Class	50,210,030	1,842,787	27.25
See Notes to Financial Statements
4

MFS Investors Trust Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,399,798
Dividends from affiliated issuers	27,046
Other	2,049
Foreign taxes withheld	(3,470)
Total investment income	$1,425,423
Expenses
Management fee	$915,509
Distribution and/or service fees	61,941
Shareholder servicing costs	17,784
Administrative services fee	21,782
Independent Trustees' compensation	3,424
Custodian fee	8,061
Shareholder communications	12,927
Audit and tax fees	36,300
Legal fees	856
Miscellaneous	16,641
Total expenses	$1,095,225
Reduction of expenses by investment adviser	(127,716)
Net expenses	$967,509
Net investment income (loss)	$457,914
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$18,211,599
Affiliated issuers	(343)
Foreign currency	(219)
Net realized gain (loss)	$18,211,037
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,651,208)
Affiliated issuers	(98)
Net unrealized gain (loss)	$(2,651,306)
Net realized and unrealized gain (loss)	$15,559,731
Change in net assets from operations	$16,017,645
See Notes to Financial Statements
5

MFS Investors Trust Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$457,914	$1,084,313
Net realized gain (loss)	18,211,037	313,478,058
Net unrealized gain (loss)	(2,651,306)	(262,868,051)
Change in net assets from operations	$16,017,645	$51,694,320
Total distributions to shareholders	$—	$(125,469,993)
Change in net assets from fund share transactions	$(15,478,088)	$(497,102,693)
Total change in net assets	$539,557	$(570,878,366)
Net assets
At beginning of period	246,942,754	817,821,120
At end of period	$247,482,311	$246,942,754
See Notes to Financial Statements
6

MFS Investors Trust Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$26.16	$39.74	$35.99	$32.27	$44.72	$36.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.15	$0.23	$0.25	$0.27	$0.21
Net realized and unrealized gain (loss)	1.69	4.31	6.71	5.69	(7.41)	9.53
Total from investment operations	$1.75	$4.46	$6.94	$5.94	$(7.14)	$9.74
Less distributions declared to shareholders
From net investment income	$—	$(0.68)	$(0.29)	$(0.26)	$(0.26)	$(0.26)
From net realized gain	—	(17.36)	(2.90)	(1.96)	(5.05)	(1.33)
Total distributions declared to shareholders	$—	$(18.04)	$(3.19)	$(2.22)	$(5.31)	$(1.59)
Net asset value, end of period (x)	$27.91	$26.16	$39.74	$35.99	$32.27	$44.72
Total return (%) (k)(r)(s)(x)	6.69 (n)	13.57	19.52	18.98	(16.49)	26.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85 (a)	0.83	0.79	0.79	0.80	0.79
Expenses after expense reductions	0.74 (a)	0.74	0.76	0.78	0.78	0.78
Net investment income (loss)	0.43 (a)	0.45	0.59	0.74	0.74	0.50
Portfolio turnover rate	18 (n)	25	25	20	17	13
Net assets at end of period (000 omitted)	$197,272	$196,796	$410,831	$369,577	$357,428	$296,678

See Notes to Financial Statements
7

MFS Investors Trust Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$25.57	$38.89	$35.28	$31.67	$43.97	$35.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$0.13	$0.16	$0.16	$0.10
Net realized and unrealized gain (loss)	1.66	4.26	6.57	5.57	(7.26)	9.38
Total from investment operations	$1.68	$4.29	$6.70	$5.73	$(7.10)	$9.48
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.19)	$(0.16)	$(0.15)	$(0.17)
From net realized gain	—	(17.36)	(2.90)	(1.96)	(5.05)	(1.33)
Total distributions declared to shareholders	$—	$(17.61)	$(3.09)	$(2.12)	$(5.20)	$(1.50)
Net asset value, end of period (x)	$27.25	$25.57	$38.89	$35.28	$31.67	$43.97
Total return (%) (k)(r)(s)(x)	6.57 (n)	13.32	19.22	18.66	(16.69)	26.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10 (a)	1.07	1.04	1.04	1.05	1.04
Expenses after expense reductions	0.99 (a)	0.99	1.01	1.03	1.03	1.03
Net investment income (loss)	0.18 (a)	0.08	0.33	0.49	0.44	0.24
Portfolio turnover rate	18 (n)	25	25	20	17	13
Net assets at end of period (000 omitted)	$50,210	$50,147	$406,990	$418,412	$403,177	$534,914

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Investors Trust Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
9

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$247,009,429	$—	$—	$247,009,429
Investment Companies	713,040	—	—	713,040
Total	$247,722,469	$—	$—	$247,722,469
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign
10

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$12,014,498
Long-term capital gains	113,455,495
Total distributions	$125,469,993
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$135,070,280
Gross appreciation	117,044,873
Gross depreciation	(4,392,684)
Net unrealized appreciation (depreciation)	$112,652,189
As of 12/31/25
Undistributed ordinary income	5,108,584
Undistributed long-term capital gain	135,263,607
Net unrealized appreciation (depreciation)	115,303,495
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$82,356,834
Service Class	—	43,113,159
Total	$—	$125,469,993
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
11

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $16,763, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
 The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2026. For the six months ended June 30, 2026 this reduction amounted to $110,953, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses such that total annual operating expenses do not exceed 0.70% of average daily net assets for the Initial Class shares and 0.95% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $16,818, which equated to 0.0138% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $966.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $233,485 and $165,774, respectively. The sales transactions resulted in net realized gains (losses) of $13,468.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $2,001, which is included in “Other” income in the Statement of Operations.
12

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $43,907,153 and $57,582,382, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	51,214	$1,340,757	112,984	$4,058,719
Service Class	72,533	1,891,762	124,381	4,371,959
	123,747	$3,232,519	237,365	$8,430,678
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,311,493	$82,356,834
Service Class	—	—	1,772,016	43,113,159
	—	$—	5,083,509	$125,469,993
Shares reacquired
Initial Class	(506,372)	$(13,675,023)	(6,239,400)	$(249,609,843)
Service Class	(191,056)	(5,035,584)	(10,399,654)	(381,393,521)
	(697,428)	$(18,710,607)	(16,639,054)	$(631,003,364)
Net change
Initial Class	(455,158)	$(12,334,266)	(2,814,923)	$(163,194,290)
Service Class	(118,523)	(3,143,822)	(8,503,257)	(333,908,403)
	(573,681)	$(15,478,088)	(11,318,180)	$(497,102,693)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $638 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,964,362	$13,988,386	$15,239,267	$(343)	$(98)	$713,040

13

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$27,046	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Investors Trust Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Investors Trust Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Investors Trust Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS Utilities Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Utilities Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Energy - Renewables – 1.9%
EDP Renovaveis S.A.	1,111,946	$18,003,118
Orsted A/S (a)	225,469	5,059,710
		$23,062,828
Utilities – 96.1%
Alliant Energy Corp.	463,962	$35,395,661
Ameren Corp.	411,691	46,537,551
American Electric Power Co., Inc.	454,959	62,242,941
American Water Works Co., Inc.	128,645	16,927,109
Atmos Energy Corp.	121,154	20,871,200
CenterPoint Energy, Inc.	228,823	10,077,365
Constellation Energy Corp.	281,587	69,937,763
Dominion Energy, Inc.	753,204	51,436,301
DTE Energy Co.	328,898	50,114,188
E.ON SE	422,468	8,700,882
Edison International	629,505	46,866,647
Enel S.p.A.	544,608	6,256,293
Energias de Portugal S.A.	1,699,951	8,897,969
Entergy Corp.	345,020	39,628,997
Eversource Energy	287,815	20,800,390
National Grid PLC	890,354	14,739,005
NextEra Energy, Inc.	1,714,869	150,514,052
NiSource, Inc.	551,177	26,208,466
OGE Energy Corp.	379,419	18,462,529
PG&E Corp.	4,209,740	70,807,827
Pinnacle West Capital Corp.	295,677	31,637,439
PPL Corp.	793,072	28,828,167
Public Service Enterprise Group, Inc.	492,317	39,956,448
RWE AG	239,442	15,490,462
Sempra	664,037	61,562,870
Southern Co.	488,890	46,791,662
Spire, Inc.	77,018	6,014,336
SSE PLC	772,675	24,966,922
United Utilities Group PLC	930,362	16,154,089
Vistra Corp.	308,853	48,993,351
WEC Energy Group, Inc.	166,438	19,434,965
Xcel Energy, Inc.	817,056	65,609,597
		$1,180,863,444
Utilities - Water – 0.5%
Veolia Environnement S.A.	165,660	$6,897,476
Total Common Stocks (Identified Cost, $744,280,681)		$1,210,823,748
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $12,076,888)	12,076,891	$12,076,891
Other Assets, Less Liabilities – 0.5%		5,885,603
Net Assets – 100.0%		$1,228,786,242
VUFFS-SEM
1

MFS Utilities Series
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,076,891 and
$1,210,823,748, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 6/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	5,186,331	USD	5,912,092	HSBC Bank	7/17/2026	$17,407
USD	59,769,638	EUR	50,454,906	JPMorgan Chase Bank N.A.	7/17/2026	2,084,874
USD	16,484,363	GBP	12,159,558	Barclays Bank PLC	7/17/2026	355,513
USD	261,704	GBP	194,506	Goldman Sachs International	7/17/2026	3,705
USD	21,030,074	GBP	15,504,616	Merrill Lynch International	7/17/2026	464,226
USD	542,348	GBP	399,281	UBS AG	7/17/2026	12,728
						$2,938,453
Liability Derivatives
EUR	1,384,776	USD	1,616,122	BNP PARIBAS	7/17/2026	$(32,917)
EUR	91,778	USD	106,770	Goldman Sachs International	7/17/2026	(1,841)
EUR	5,640,256	USD	6,633,612	HSBC Bank	7/17/2026	(185,144)
EUR	2,559,235	USD	2,994,059	UBS AG	7/17/2026	(68,103)
GBP	278,944	USD	378,283	JPMorgan Chase Bank N.A.	7/17/2026	(8,282)
GBP	231,027	USD	314,035	State Street Corp.	7/17/2026	(7,592)
GBP	262,530	USD	353,037	UBS AG	7/17/2026	(4,808)
USD	309,188	EUR	270,437	HSBC Bank	7/17/2026	(2)
USD	437,693	GBP	330,274	HSBC Bank	7/17/2026	(393)
						$(309,082)
See Notes to Financial Statements
2

MFS Utilities Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $744,280,681)	$1,210,823,748
Investments in affiliated issuers, at value (identified cost, $12,076,888)	12,076,891
Cash	889,963
Foreign currency, at value (identified cost, $4,043)	4,514
Receivables for
Forward foreign currency exchange contracts	2,938,453
Fund shares sold	1,246,850
Dividends	3,939,864
Other assets	1,343
Total assets	$1,231,921,626
Liabilities
Payables for
Forward foreign currency exchange contracts	$309,082
Investments purchased	1,209,668
Fund shares reacquired	1,423,875
Payable to affiliates
Investment adviser	49,677
Administrative services fee	980
Shareholder servicing costs	1,449
Distribution and/or service fees	9,114
Payable for independent Trustees' compensation	3,785
Accrued expenses and other liabilities	127,754
Total liabilities	$3,135,384
Net assets	$1,228,786,242
Net assets consist of
Paid-in capital	$680,443,730
Total distributable earnings (loss)	548,342,512
Net assets	$1,228,786,242
Shares of beneficial interest outstanding	30,301,948

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$574,175,666	13,964,853	$41.12
Service Class	654,610,576	16,337,095	40.07
See Notes to Financial Statements
3

MFS Utilities Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$17,341,408
Dividends from affiliated issuers	194,619
Other	15,337
Income on securities loaned	1,796
Foreign taxes withheld	(297,728)
Total investment income	$17,255,432
Expenses
Management fee	$4,507,086
Distribution and/or service fees	811,288
Shareholder servicing costs	33,777
Administrative services fee	87,264
Independent Trustees' compensation	12,601
Custodian fee	46,260
Shareholder communications	15,222
Audit and tax fees	38,841
Legal fees	2,984
Miscellaneous	20,114
Total expenses	$5,575,437
Reduction of expenses by investment adviser	(83,519)
Net expenses	$5,491,918
Net investment income (loss)	$11,763,514
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$40,578,151
Affiliated issuers	(1,055)
Forward foreign currency exchange contracts	(1,468,345)
Foreign currency	83,941
Net realized gain (loss)	$39,192,692
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$48,418,050
Affiliated issuers	(1,050)
Forward foreign currency exchange contracts	3,756,315
Translation of assets and liabilities in foreign currencies	(49,359)
Net unrealized gain (loss)	$52,123,956
Net realized and unrealized gain (loss)	$91,316,648
Change in net assets from operations	$103,080,162
See Notes to Financial Statements
4

MFS Utilities Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$11,763,514	$23,519,961
Net realized gain (loss)	39,192,692	17,441,448
Net unrealized gain (loss)	52,123,956	116,217,493
Change in net assets from operations	$103,080,162	$157,178,902
Total distributions to shareholders	$—	$(47,158,436)
Change in net assets from fund share transactions	$(39,101,397)	$(51,301,293)
Total change in net assets	$63,978,765	$58,719,173
Net assets
At beginning of period	1,164,807,477	1,106,088,304
At end of period	$1,228,786,242	$1,164,807,477
See Notes to Financial Statements
5

MFS Utilities Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$37.73	$34.22	$32.25	$36.32	$38.31	$35.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.80	$0.73	$0.86	$0.71	$0.78
Net realized and unrealized gain (loss)	2.98	4.28	3.03	(1.75)	(0.32)	4.11
Total from investment operations	$3.39	$5.08	$3.76	$(0.89)	$0.39	$4.89
Less distributions declared to shareholders
From net investment income	$—	$(1.08)	$(0.80)	$(1.25)	$(0.92)	$(0.65)
From net realized gain	—	(0.49)	(0.99)	(1.93)	(1.46)	(1.26)
Total distributions declared to shareholders	$—	$(1.57)	$(1.79)	$(3.18)	$(2.38)	$(1.91)
Net asset value, end of period (x)	$41.12	$37.73	$34.22	$32.25	$36.32	$38.31
Total return (%) (k)(r)(s)(x)	8.98 (n)	15.01	11.66	(2.11)	0.76	14.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78 (a)	0.79	0.79	0.80	0.78	0.79
Expenses after expense reductions	0.77 (a)	0.78	0.78	0.79	0.77	0.77
Net investment income (loss)	2.07 (a)	2.20	2.15	2.53	1.92	2.16
Portfolio turnover rate	7 (n)	17	10	15	29	16
Net assets at end of period (000 omitted)	$574,176	$544,229	$515,811	$503,826	$549,238	$584,216

See Notes to Financial Statements
6

MFS Utilities Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$36.82	$33.42	$31.54	$35.57	$37.58	$34.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.69	$0.63	$0.76	$0.60	$0.68
Net realized and unrealized gain (loss)	2.89	4.19	2.95	(1.71)	(0.32)	4.03
Total from investment operations	$3.25	$4.88	$3.58	$(0.95)	$0.28	$4.71
Less distributions declared to shareholders
From net investment income	$—	$(0.99)	$(0.71)	$(1.15)	$(0.83)	$(0.56)
From net realized gain	—	(0.49)	(0.99)	(1.93)	(1.46)	(1.26)
Total distributions declared to shareholders	$—	$(1.48)	$(1.70)	$(3.08)	$(2.29)	$(1.82)
Net asset value, end of period (x)	$40.07	$36.82	$33.42	$31.54	$35.57	$37.58
Total return (%) (k)(r)(s)(x)	8.83 (n)	14.76	11.34	(2.33)	0.48	13.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03 (a)	1.04	1.04	1.05	1.03	1.04
Expenses after expense reductions	1.02 (a)	1.03	1.03	1.04	1.02	1.02
Net investment income (loss)	1.82 (a)	1.95	1.91	2.28	1.66	1.91
Portfolio turnover rate	7 (n)	17	10	15	29	16
Net assets at end of period (000 omitted)	$654,611	$620,578	$590,277	$599,354	$701,436	$711,867

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Utilities Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, commodity prices, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
8

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,210,823,748	$—	$—	$1,210,823,748
Investment Companies	12,076,891	—	—	12,076,891
Total	$1,222,900,639	$—	$—	$1,222,900,639

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,938,453	$—	$2,938,453
Forward Foreign Currency Exchange Contracts – Liabilities	—	(309,082)	—	(309,082)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
9

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,938,453	$(309,082)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,468,345)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$3,756,315
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against
10

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
11

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$34,657,543
Long-term capital gains	12,500,893
Total distributions	$47,158,436
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$761,129,402
Gross appreciation	467,828,681
Gross depreciation	(6,057,444)
Net unrealized appreciation (depreciation)	$461,771,237
As of 12/31/25
Undistributed ordinary income	15,322,809
Undistributed long-term capital gain	16,422,447
Other temporary differences	61,922
Net unrealized appreciation (depreciation)	413,455,172
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$22,472,494
Service Class	—	24,685,942
Total	$—	$47,158,436
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
12

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $83,519, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $31,926, which equated to 0.0052% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $1,851.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $15,185, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $89,560,214 and $120,831,867, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	436,418	$17,780,057	652,134	$23,705,993
Service Class	894,878	35,623,250	1,266,346	44,888,042
	1,331,296	$53,403,307	1,918,480	$68,594,035
13

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	615,011	$22,472,494
Service Class	—	—	691,677	24,685,942
	—	$—	1,306,688	$47,158,436
Shares reacquired
Initial Class	(895,405)	$(36,373,912)	(1,917,918)	$(69,608,463)
Service Class	(1,413,898)	(56,130,792)	(2,762,617)	(97,445,301)
	(2,309,303)	$(92,504,704)	(4,680,535)	$(167,053,764)
Net change
Initial Class	(458,987)	$(18,593,855)	(650,773)	$(23,429,976)
Service Class	(519,020)	(20,507,542)	(804,594)	(27,871,317)
	(978,007)	$(39,101,397)	(1,455,367)	$(51,301,293)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $2,649 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,514,653	$74,705,183	$71,140,840	$(1,055)	$(1,050)	$12,076,891

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$194,619	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS Total Return Bond Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Bond Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Aerospace & Defense – 0.9%
Boeing Co., 5.15%, 5/01/2030	$1,704,000	$1,724,774
Boeing Co., 6.528%, 5/01/2034	4,067,000	4,424,546
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,621,869
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	5,075,885
		$12,847,074
Asset-Backed & Securitized – 24.7%
ACORE Issuer LLC, 2026-FL1, “AS”, FLR, 5.339% (SOFR - 1mo. + 1.7%), 8/20/2043 (n)	$2,632,000	$2,634,927
ACORE Issuer LLC, 2026-FL1, “B”, 5.539%, 8/20/2043 (n)	2,275,000	2,277,426
ACREC 2021-FL1 Ltd., “C”, FLR, 5.901% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	2,546,000	2,549,471
ACREC 2021-FL1 Ltd., “D”, FLR, 6.401% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	3,069,801
ACREC 2025-FL3 LLC, “AS”, FLR, 5.277% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	3,857,000	3,855,280
ACREC 2026-FL5 LLC, “AS”, FLR, 5.1% (SOFR - 1mo. + 1.5%), 7/18/2043 (n)	2,642,270	2,642,270
Acres PLC, 2026-FL4, “AS”, FLR, 5.337% (SOFR - 1mo. + 1.7%), 8/18/2044 (n)	3,752,500	3,761,173
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	3,144,844	3,147,250
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	3,543,582	3,540,020
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	3,098,372	3,105,059
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,868,665	1,861,937
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	1,177,124	1,166,089
Angel Oak Mortgage Trust, 2026-3, “A1”, 5.512%, 6/25/2071 (n)	5,349,428	5,348,504
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.389% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	438,533	440,039
Arbor Realty Commercial Real Estate, 2026-FL1, “B”, FLR, 5.639% (SOFR - 1mo. + 2%), 9/20/2043 (n)	2,259,339	2,266,396
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.593% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	9,226,576
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 5.625% (SOFR - 1mo. + 2%), 6/15/2035 (n)	5,153,000	5,154,610
AREIT 2022-CRE6 Trust, “B”, FLR, 5.456% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,123,642
AREIT 2022-CRE6 Trust, “C”, FLR, 5.756% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,323,862
AREIT 2022-CRE6 Trust, “D”, FLR, 6.456% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	987,674
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.178% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	4,001,064	4,003,557
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	106,582	106,935
Aspire Mortgage Trust, 2026-3, “A1”, 5.459%, 5/25/2066 (n)	5,990,558	5,983,865
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)	38,899	4
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.367% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	9,315	24,379
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,605,259
BDS 2024-FL13 Ltd., “A”, FLR, 5.215% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,160,325	1,160,893
BDS 2025-FL14 Ltd., “B”, FLR, 5.331% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	2,443,148	2,442,718
BDS 2025-FL16 Ltd., “AS”, FLR, 5.239% (SOFR - 1mo. + 1.6%), 6/19/2043 (n)	1,629,528	1,630,036
BDS Ltd., 2026-FL17, “AS”, FLR, 5.189% (SOFR - 1mo. + 1.55%), 5/19/2043 (n)	4,632,203	4,633,523
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	991,415	1,015,968
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	2,317,597	2,340,124
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 5.866% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	4,661,659	4,665,729
Black Diamond CLO Ltd., 2021-1A, “A2R”, FLR, 5.513% (SOFR - 3mo. + 1.85%), 11/22/2034 (n)	5,375,000	5,375,881
BlueMountain CLO Ltd., 2019-26AR, “CR2”, FLR, 5.487% (SOFR - 3mo. + 1.85%), 10/20/2034 (n)	2,619,612	2,619,612
BofA Auto Trust, 2026-A, “A2A”, 4.1%, 11/15/2028 (n)	773,000	771,612
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,203,688
BRSP 2026-FL3 Ltd., “AS”, FLR, 5.339%, 8/19/2043 (n)	4,989,500	5,006,483
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	574,479	582,623
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	80,967	82,824
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)	1,665,000	1,668,107
Business Jet Securities LLC, 2026-1A, “C”, 6.099%, 6/15/2041 (n)	122,000	122,224
BX Trust, 2025-BCAT, “B”, FLR, 5.175% (SOFR - 1mo. + 1.55%), 8/15/2042 (n)	1,098,300	1,098,986
BX Trust, 2026-CLS, “B”, 5.325%, 5/15/2043 (n)	1,380,000	1,382,988
VFBFS-SEM
1

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BX Trust, 2026-ORBT, “C”, FLR, 5.38% (SOFR - 1mo. + 1.75%), 7/15/2043 (n)(w)	$866,383	$866,383
BXMT 2020-FL2 Ltd., “B”, FLR, 5.4% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,723,039
BXMT 2021-FL4 Ltd., “A”, FLR, 5.05% ((SOFR - 1mo. + 0.11448%) + 1.05%), 5/15/2038 (n)	2,459,006	2,457,764
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,256,764
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	1,467,974	1,466,969
CarMax Select Receivables Trust, 2026-B, “A2”, 4.35%, 4/16/2029	459,000	458,836
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.025% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	1,779,000	1,783,447
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,740,323
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	2,202,766	2,193,313
Columbia Cent CLO Ltd., 2020-30A, “B1R2”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 1/20/2034 (n)	2,968,411	2,968,595
Columbia Cent CLO Ltd., 2021-31A, “CR”, FLR, 5.525% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	2,457,213	2,438,607
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	4,656,029	4,820,889
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,816,629
Commercial Mortgage Pass-Through Certificates, 2025-5YR17, “A3”, 5.225%, 11/15/2058	3,352,568	3,391,311
Commercial Mortgage Pass-Through Certificates, 2026-5YR20, “A3”, 5.104%, 2/15/2059	792,264	798,113
Commercial Mortgage Pass-Through Certificates, 2026-BNK52, “A5”, 5.586%, 6/15/2036 (w)	785,714	814,411
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	632,786	635,719
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	4,181	4,185
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	4,266,786	4,282,152
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “CR2”, FLR, 5.58% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	7,408,185	7,366,092
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	742,347	742,724
ELM Trust, 2024-ELM, “C15”, 6.189%, 6/10/2039 (n)	1,011,934	1,013,104
Empire District Bondco LLC, 4.943%, 1/01/2033	1,329,527	1,333,018
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	535,748	539,254
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	452,649	453,263
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	1,769,000	1,764,504
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	3,383,000	3,369,040
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	66,400	66,434
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	1,089,400	1,090,642
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.468%, 7/13/2042 (n)	3,609,000	3,626,900
JPMorgan Mortgage Trust, “A1”, 4.579%, 10/25/2033	17,565	16,854
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	576,703	568,091
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.125% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	3,690,506	3,688,465
LoanCore 2021-CRE6 Ltd., “B”, FLR, 5.639% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,984,696
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.227% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	7,367,000	7,368,305
Man US CLO, 2023-1AR, “BR”, FLR, 5.226% (SOFR - 3mo. + 1.6%), 7/20/2039 (n)	3,420,864	3,422,650
Merrill Lynch Mortgage Investors, Inc., “A”, 5.368%, 5/25/2036	9,817	9,753
Merrill Lynch Mortgage Investors, Inc., “A5”, 4.641%, 4/25/2035	42,345	38,624
MF1 2022-FL8 Ltd., “C”, FLR, 5.839% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,426,700
MF1 2022-FL8 Ltd., “D”, FLR, 6.289% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,407,593
MF1 2024-FL15 LLC, “AS”, FLR, 5.677% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	4,032,000	4,046,788
MF1 2024-FL16 LLC, “AS”, FLR, 5.579% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	4,385,479	4,400,427
MF1 2025-FL17 LLC, “B”, FLR, 5.429% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	2,388,514	2,389,766
MF1 2025-FL19 LLC, “A”, FLR, 5.209% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	3,775,488	3,776,545
MF1 2025-FL19 LLC, “A”, FLR, 5.125% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	3,778,621	3,786,766
MF1 2025-FL20 LLC, “B”, FLR, 5.587% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	4,207,394	4,219,516
MF1 2026-FL21 LLC, “B”, FLR, 5.387% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	802,055	802,051
MF1 2026-FL22 LLC, “B”, FLR, 5.437% (SOFR - 1mo. + 1.8%), 11/18/2043 (n)	6,020,839	6,024,541
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	909,338	896,767
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	1,568,694	1,572,112
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	2,527,767	2,490,071
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 5.209%, 3/25/2071 (n)	3,304,715	3,286,968
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,412,120
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	5,880,933	5,860,005
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	2,518,678	2,481,120
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	3,621,616	3,575,134
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	2,725,375	2,704,450
2

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
New Residential Mortgage Loan Trust, 2026-NQM6, “A1”, 5.293%, 5/25/2066 (n)	$3,862,237	$3,841,094
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.493% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	3,306,562	3,308,741
Oaktree CLO Ltd., 2019-4AR, “BR3”, FLR, 5% (SOFR - 3mo. + 1.6%), 7/20/2037 (n)(w)	4,657,082	4,656,924
Oaktree CLO Ltd., 2019-4AR, “BR3”, FLR, 5% (SOFR - 3mo. + 1.85%), 7/20/2037 (n)(w)	4,500,000	4,500,000
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,219,224	1,218,239
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	1,693,683	1,701,886
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	1,132,906	1,128,212
OBX Trust, 2025-NQM15, “A1”, 5.143%, 7/27/2065 (n)	1,115,210	1,111,569
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	1,591,786	1,578,928
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	1,153,923	1,147,007
OBX Trust, 2026-NQM8, “A1”, 5.297%, 5/25/2066 (n)	1,069,174	1,066,525
PFP III 2024-11 Ltd., “11A”, FLR, 5.444% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	2,746,290	2,748,660
PLYM Commercial Mortgage Trust, 2026-IND, “B”, FLR, 5.075% (SOFR - 1mo. + 1.45%), 3/15/2043 (n)	1,322,000	1,322,413
PMT Loan Trust, 2025-CNF2, “A26”, FLR, 5.027% (SOFR - 1mo. + 1.4%), 1/25/2057 (n)	3,505,742	3,518,846
PMT Loan Trust, 2025-INV12, “A35”, FLR, 4.927% (SOFR - 1mo. + 1.3%), 12/25/2056 (n)	2,709,440	2,708,299
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.078% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	1,528,890	1,528,834
Preferred Term Securities XIX Ltd., CDO, FLR, 4.275% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	70,299	69,068
Residential Funding Mortgage Securities, Inc., FGIC, 3.417%, 12/25/2035 (d)(q)	2,975	37
Rockford Tower CLO 2020-1A Ltd., “BRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	3,331,195	3,331,401
Sammons Financial Group, Inc., FLR, 5.472% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	2,673,048	2,675,446
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	1,161,823	1,163,255
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	2,268,891	2,265,437
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.851% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)	2,027,000	2,026,902
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 5.543% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,390,015
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 5.793% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,622,646
Starwood Commercial Mortgage, 2025-FL4, “AS”, FLR, 5.339% (SOFR - 1mo. + 1.7%), 11/19/2042 (n)	1,896,290	1,899,251
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	1,422,937	1,424,537
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	431,212	434,009
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	900,796	912,440
STORE Master Funding LLC, 2026-1A, “A2”, 5.31%, 6/20/2056 (n)	3,773,780	3,807,933
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.337% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	2,395,296	2,399,537
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.313% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	7,344,370	7,345,273
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,752,887
Venture CLO 43 Ltd., 2021-43A, “BRR”, FLR, 5.173% (SOFR - 3mo. + 1.5%), 4/15/2034 (n)	5,537,477	5,521,955
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	811,194	811,250
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	765,273	764,991
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	789,704	783,591
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.385% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,438,351	1,439,351
Voya CLO 2012-4A Ltd., “BR3”, FLR, 5.884% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	830,483
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.234% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,187,823	1,192,338
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,021,792
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,886,620
		$365,807,948
Auto & Auto Components – 0.1%
Hyundai Capital America, 5.25%, 6/21/2033 (n)	$1,576,000	$1,569,521
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$2,878,000	$3,057,703
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	6,053,108
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	2,062,000	2,062,454
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	3,477,000	3,432,235
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,213,312
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,427,998
LPL Holdings, Inc., 6%, 5/20/2034	1,917,000	1,960,971
		$22,207,781
3

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.9%
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	$5,167,000	$5,276,421
QXO Building Products, Inc., 6.5%, 7/15/2031 (n)	5,036,000	5,132,546
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,210,636
		$13,619,603
Business Services – 1.9%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$4,317,552
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,188,184
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,206,014
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,729,854
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,328,296
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	5,083,569
Paychex, Inc., 5.6%, 4/15/2035	5,215,000	5,269,529
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)	3,738,000	3,554,067
		$28,677,065
Cable TV – 0.0%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$40,000	$44,335
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028	$1,521,000	$1,553,030
Regal Rexnord Corp., 6.3%, 2/15/2030	4,643,000	4,845,853
Regal Rexnord Corp., 6.4%, 4/15/2033	3,600,000	3,820,937
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	4,996,245
		$15,216,065
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$3,024,643
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$2,539,000	$2,645,543
Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	$2,329,000	$2,241,820
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	1,334,000	1,219,375
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	497,000	481,593
Bridge Housing Corp., 5.321%, 7/15/2035	3,075,000	3,054,134
		$6,996,922
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,299,901
Energy - Independent – 0.5%
EQT Corp., 3.9%, 10/01/2027	$670,000	$664,032
EQT Corp., 5%, 1/15/2029	1,294,000	1,297,410
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,409,349
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,264,754
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	1,150,000	1,158,478
		$7,794,023
Energy - Integrated – 0.1%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$1,487,000	$1,509,067
Entertainment & Leisure – 0.3%
Oak-EagleAcquireCo., Inc., 7.25%, 7/01/2033 (n)	$4,201,000	$4,394,714
4

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.3%
Performance Food Group Co., 6.125%, 9/15/2032 (n)	$3,726,000	$3,771,573
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,183,424
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	202,632
		$5,157,629
Global Systemically Important Banks – 5.5%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$3,702,965
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,726,882
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,961,121
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,203,878
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,385,509
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	2,392,000	2,449,690
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,578,428
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,791,766
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,252,098
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,806,907
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,553,947
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	4,140,862
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	2,990,829
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,255,401
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	6,174,866
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	2,985,605
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,874,468
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	6,502,616
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	4,179,126
		$81,516,964
Hardware, Peripherals, & Assembly – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,801,225
Insurance – 0.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$3,090,052
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,877,172
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	372,806
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,035,499
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	4,897,000	5,236,119
		$12,611,648
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$4,260,718
Insurance - Property & Casualty – 1.2%
Asurion LLC, 8%, 12/31/2032 (n)	$3,359,000	$3,384,382
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,709,914
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	991,532
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,433,957
Hub International Ltd., 7.25%, 6/15/2030 (n)	3,479,000	3,570,278
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,650,823
		$17,740,886
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$1,845,744
5

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$4,843,000	$4,892,773
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,161,000	1,182,849
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,313,275
		$7,388,897
Media – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$1,568,000	$1,458,513
Medical & Health Technology & Services – 2.0%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,541,940
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	590,692
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	1,012,176
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,342,003
HCA, Inc., 4.125%, 6/15/2029	3,255,000	3,204,797
HCA, Inc., 4.375%, 3/15/2042	3,251,000	2,752,698
ICON Investments Six DAC, 6%, 5/08/2034	2,657,000	2,728,330
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,400,586
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,188,254
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	7,140,689
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,542,475
		$29,444,640
Medical Equipment – 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$1,771,000	$1,807,476
Metals & Mining – 1.1%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$3,434,000	$3,367,686
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,681,811
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,808,449
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	2,195,000	2,088,338
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,652,866
		$15,599,150
Midstream – 2.7%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$1,651,701
Cheniere Energy Partners LP, 5.55%, 10/30/2035	4,963,000	5,041,408
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,653,117
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,277,781
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	3,999,570
Energy Transfer LP, 5.35%, 1/15/2036	1,068,000	1,063,509
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,804,888
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,157,653
MPLX LP, 4.95%, 3/14/2052	5,874,000	4,955,630
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,732,985
Targa Resources Corp., 4.2%, 2/01/2033	930,000	881,347
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,577,253
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,315,098
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,454,176
		$39,566,116
Mortgage-Backed – 14.2%
Fannie Mae, 3.5%, 8/01/2026 - 7/01/2046	$4,588,962	$4,283,035
Fannie Mae, 3.95%, 1/01/2027	283,900	282,908
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	3,695,292	3,353,936
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	575,059	499,437
6

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	$1,093	$1,131
Fannie Mae, 3%, 2/25/2033 (i)	173,023	10,358
Fannie Mae, 5.5%, 5/01/2033 - 12/01/2038	2,044,339	2,079,182
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	1,610,644	1,623,663
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	5,518,225	5,454,262
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	561,854	586,683
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	9,532,941	9,215,943
Fannie Mae, 3.25%, 5/25/2040	68,645	64,710
Fannie Mae, 2%, 4/25/2046	147,188	136,126
Fannie Mae, 4%, 7/25/2046 (i)	270,139	47,791
Fannie Mae, 3.5%, 12/01/2046 (f)	1,030,179	944,674
Fannie Mae, UMBS, 3.5%, 1/01/2027	1,033	1,029
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 6/01/2052	25,392,177	21,816,435
Fannie Mae, UMBS, 3%, 4/01/2037 - 8/01/2052	12,219,911	10,781,430
Fannie Mae, UMBS, 1.5%, 2/01/2042	142,364	119,638
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	13,587,716	11,342,283
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 10/01/2053	352,949	366,715
Fannie Mae, UMBS, 4.5%, 9/01/2052	540,289	523,484
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	4,712,092	4,659,080
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2054	1,157,038	1,188,355
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 1/01/2055	3,631,750	3,652,726
Federal Home Loan Bank, 5%, 7/01/2035	432,776	434,200
Freddie Mac, 3.3%, 10/25/2026	2,950,816	2,937,234
Freddie Mac, 1.208%, 7/25/2029 (i)	3,876,905	111,044
Freddie Mac, 1.257%, 8/25/2029 (i)	6,750,838	209,921
Freddie Mac, 1.954%, 4/25/2030 (i)	1,901,414	118,696
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	100,438	102,778
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	33,321	34,724
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	486,533	491,776
Freddie Mac, 5.5%, 2/15/2036 (i)	43,374	6,465
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	865,994	833,231
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	7,939,849	7,404,401
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	6,673,820	6,034,044
Freddie Mac, 4.5%, 5/01/2040 - 5/01/2042	1,373,879	1,358,716
Freddie Mac, 4.5%, 12/15/2040 (i)	14,184	1,293
Freddie Mac, 4%, 8/15/2044 (i)	39,057	3,063
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	2,336,214	2,078,110
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	24,847,488	20,048,191
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	652,992	600,221
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	8,019,866	6,771,765
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	671,561	664,518
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,284,487	1,240,787
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 7/01/2055	4,911,566	4,943,354
Freddie Mac, UMBS, 6%, 6/01/2054 - 2/01/2055	4,032,999	4,149,658
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2055	4,809,264	4,866,091
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	58,530	61,359
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	9,784,637	9,534,558
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	6,394,684	6,038,342
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2053	4,436,858	4,074,791
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	11,541,746	10,299,705
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	12,559,770	10,739,312
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	10,630,647	8,719,621
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	7,905,308	7,831,995
UMBS, TBA, 5%, 7/13/2056	675,000	663,189
UMBS, TBA, 6%, 7/13/2056 - 8/25/2056	3,400,000	3,471,998
		$209,914,165
7

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.7%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$4,348,000	$3,675,675
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	2,286,000	1,294,881
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,280,929
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,059,676
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,733,175
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	2,655,000	2,752,086
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,785,539
		$25,581,961
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,987,589
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,516,725
		$11,504,314
Non-Global Systemically Important Banks – 3.0%
Capital One Financial Corp., 6.7%, 11/29/2032	$7,435,000	$8,076,105
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,388,646
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	3,594,000	3,802,986
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	3,096,810
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	5,012,766
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,616,820
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,756,673
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,724,840
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,978,000	8,684,694
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	808,006
		$44,968,346
Pharmaceuticals & Biotechnology – 0.3%
Genmab A.S., 6.25%, 12/15/2032 (n)	$3,666,000	$3,735,922
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 5.75%, 2/15/2035	$4,895,000	$5,063,863
Real Estate - Storage & Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$6,303,669
Boston Properties LP, REIT, 6.5%, 1/15/2034	1,899,000	2,015,163
Boston Properties LP, REIT, 5.75%, 1/15/2035	2,601,000	2,625,770
		$10,944,602
Refining – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,411,242
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$2,656,000	$2,695,853
Retail & E-commerce – 0.9%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	$4,245,000	$4,820,389
DICK'S Sporting Goods, 3.15%, 1/15/2032	3,801,000	3,470,597
Penske Automotive Group Co., 3.75%, 6/15/2029	5,509,000	5,273,403
		$13,564,389
Semiconductor & Electronic Components – 0.1%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$1,710,000	$1,452,578
8

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Software – 1.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$7,016,405
Oracle Corp., 5.2%, 9/26/2035	1,994,000	1,866,795
Oracle Corp., 5.7%, 2/04/2036	2,027,000	1,963,058
Oracle Corp., 5.95%, 9/26/2055	1,472,000	1,250,932
Salesforce, Inc., 5.2%, 3/15/2033	2,988,000	2,993,254
Salesforce, Inc., 5.55%, 3/15/2036	2,988,000	2,985,735
Salesforce, Inc., 6.4%, 3/15/2046	1,494,000	1,509,023
		$19,585,202
Telecommunications - Wireless – 1.5%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$5,194,728
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	4,867,983
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,851,236
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,759,365
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	560,084
Vodafone Group PLC, 5.35%, 6/18/2036	4,377,000	4,340,109
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,243,236
		$21,816,741
Tobacco – 1.2%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$5,585,592
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,923,116
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,159,713
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	950,070
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,813,948
		$17,432,439
Transportation & Logistics – 0.7%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$2,251,190
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	5,219,607
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,562,219
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	2,612,079	949,256
		$9,982,272
Travel, Gaming, & Lodging – 0.5%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$3,765,000	$3,799,446
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	3,064,703
		$6,864,149
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.43%, 5/01/2029	$29,929	$29,765
Small Business Administration, 3.21%, 9/01/2030	628,992	611,107
Small Business Administration, 3.25%, 11/01/2030	63,203	60,687
Small Business Administration, 2.85%, 9/01/2031	152,232	144,310
Small Business Administration, 2.37%, 8/01/2032	116,191	109,412
Small Business Administration, 2.13%, 1/01/2033	565,357	526,196
Small Business Administration, 2.21%, 2/01/2033	136,977	128,216
Small Business Administration, 2.22%, 3/01/2033	473,992	442,346
Small Business Administration, 2.08%, 4/01/2033	886,045	823,060
Small Business Administration, 2.45%, 6/01/2033	791,087	740,586
Small Business Administration, 3.15%, 7/01/2033	1,182,631	1,122,179
Small Business Administration, 3.16%, 8/01/2033	1,308,771	1,247,740
Small Business Administration, 3.62%, 9/01/2033	971,250	941,442
		$6,927,046
9

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 20.5%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$19,587,293
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,501,273
U.S. Treasury Bonds, 2.375%, 2/15/2042	12,900,000	9,407,930
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	15,863,890
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,027,000
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	29,901,250
U.S. Treasury Bonds, 4.5%, 2/15/2044	35,900,000	34,189,141
U.S. Treasury Bonds, 4.875%, 8/15/2045	5,600,000	5,557,344
U.S. Treasury Bonds, 4.25%, 2/15/2054	14,500,000	12,937,852
U.S. Treasury Bonds, 4.5%, 11/15/2054	15,900,000	14,801,285
U.S. Treasury Bonds, 4.75%, 8/15/2055	5,900,000	5,724,613
U.S. Treasury Notes, 4.125%, 7/31/2028	70,400,000	70,350,500
U.S. Treasury Notes, 4.25%, 6/30/2029	11,500,000	11,526,055
U.S. Treasury Notes, 4%, 3/31/2030	20,000,000	19,872,656
U.S. Treasury Notes, 3.625%, 8/31/2030	4,500,000	4,402,441
U.S. Treasury Notes, 4.25%, 11/15/2034	12,750,000	12,625,488
U.S. Treasury Notes, 4%, 11/15/2035	22,800,000	22,055,438
		$304,331,449
Utilities – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$3,146,450
Constellation Energy Generation LLC, 3.75%, 3/01/2031 (n)	3,680,000	3,503,971
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	835,818
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,743,916
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,545,044
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,626,391
		$21,401,590
Utilities - Gas – 0.0%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$391,000	$386,255
Total Bonds (Identified Cost, $1,506,631,107)		$1,454,418,189
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $20,151,857)	20,151,921	$20,151,921
Other Assets, Less Liabilities – 0.4%		6,592,664
Net Assets – 100.0%		$1,481,162,774

(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,151,921 and
$1,454,418,189, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$465,850,476, representing 31.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
10

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 6/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	739	$79,107,640	September – 2026	$271,630
U.S. Treasury Ultra Bond 30 yr	Long	USD	655	76,082,344	September – 2026	2,204,812
U.S. Treasury Ultra Note 10 yr	Long	USD	40	4,498,750	September – 2026	16,103
						$2,492,545
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	220	$45,349,219	September – 2026	$(2,492)
At June 30, 2026, the fund had liquid securities collateral with an aggregate value of $5,205,426 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
11

MFS Total Return Bond Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,506,631,107)	$1,454,418,189
Investments in affiliated issuers, at value (identified cost, $20,151,857)	20,151,921
Cash	192,084
Receivables for
Investments sold	1,179,387
TBA sale commitments	1,151,376
Fund shares sold	14,170,207
Interest	12,512,931
Other assets	1,645
Total assets	$1,503,777,740
Liabilities
Payables for
Net daily variation margin on open futures contracts	$671,194
Investments purchased	5,374,728
When-issued investments purchased	10,833,466
TBA purchase commitments	5,276,043
Fund shares reacquired	252,940
Payable to affiliates
Investment adviser	39,365
Administrative services fee	1,150
Shareholder servicing costs	810
Distribution and/or service fees	9,625
Payable for independent Trustees' compensation	4,915
Accrued expenses and other liabilities	150,730
Total liabilities	$22,614,966
Net assets	$1,481,162,774
Net assets consist of
Paid-in capital	$1,622,543,315
Total distributable earnings (loss)	(141,380,541)
Net assets	$1,481,162,774
Shares of beneficial interest outstanding	125,856,908

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$779,510,475	65,540,839	$11.89
Service Class	701,652,299	60,316,069	11.63
See Notes to Financial Statements
12

MFS Total Return Bond Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$33,372,100
Dividends from affiliated issuers	274,994
Other	188
Total investment income	$33,647,282
Expenses
Management fee	$3,660,214
Distribution and/or service fees	873,373
Shareholder servicing costs	28,100
Administrative services fee	103,945
Independent Trustees' compensation	15,121
Custodian fee	52,494
Shareholder communications	18,412
Audit and tax fees	47,290
Legal fees	3,890
Miscellaneous	38,784
Total expenses	$4,841,623
Reduction of expenses by investment adviser	(100,507)
Net expenses	$4,741,116
Net investment income (loss)	$28,906,166
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,311,328)
Affiliated issuers	(404)
Futures contracts	(7,527,871)
Net realized gain (loss)	$(11,839,603)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,913,582)
Affiliated issuers	(3,188)
Futures contracts	4,518,357
Net unrealized gain (loss)	$(4,398,413)
Net realized and unrealized gain (loss)	$(16,238,016)
Change in net assets from operations	$12,668,150
See Notes to Financial Statements
13

MFS Total Return Bond Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$28,906,166	$59,521,006
Net realized gain (loss)	(11,839,603)	(2,643,606)
Net unrealized gain (loss)	(4,398,413)	45,691,330
Change in net assets from operations	$12,668,150	$102,568,730
Total distributions to shareholders	$—	$(64,321,465)
Change in net assets from fund share transactions	$(26,479,989)	$(61,291,106)
Total change in net assets	$(13,811,839)	$(23,043,841)
Net assets
At beginning of period	1,494,974,613	1,518,018,454
At end of period	$1,481,162,774	$1,494,974,613
See Notes to Financial Statements
14

MFS Total Return Bond Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.78	$11.50	$11.70	$11.26	$13.63	$14.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.48	$0.49	$0.48	$0.36	$0.29
Net realized and unrealized gain (loss)	(0.13)	0.33	(0.18)	0.33	(2.25)	(0.40)
Total from investment operations	$0.11	$0.81	$0.31	$0.81	$(1.89)	$(0.11)
Less distributions declared to shareholders
From net investment income	$—	$(0.53)	$(0.51)	$(0.37)	$(0.34)	$(0.38)
From net realized gain	—	—	—	—	(0.14)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.53)	$(0.51)	$(0.37)	$(0.48)	$(0.38)
Net asset value, end of period (x)	$11.89	$11.78	$11.50	$11.70	$11.26	$13.63
Total return (%) (k)(r)(s)(x)	0.93 (n)	7.17	2.55	7.38	(13.93)	(0.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54 (a)	0.54	0.54	0.54	0.54	0.54
Expenses after expense reductions	0.53 (a)	0.53	0.53	0.52	0.53	0.53
Net investment income (loss)	4.07 (a)	4.11	4.21	4.17	2.94	2.10
Portfolio turnover rate	21 (n)	47	66	58	120	161
Net assets at end of period (000 omitted)	$779,510	$776,429	$774,145	$752,929	$730,323	$928,578
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	14 (n)	21	30	39	N/A	N/A

See Notes to Financial Statements
15

MFS Total Return Bond Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.54	$11.27	$11.47	$11.04	$13.37	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.44	$0.45	$0.44	$0.32	$0.25
Net realized and unrealized gain (loss)	(0.13)	0.33	(0.17)	0.33	(2.21)	(0.40)
Total from investment operations	$0.09	$0.77	$0.28	$0.77	$(1.89)	$(0.15)
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.48)	$(0.34)	$(0.30)	$(0.34)
From net realized gain	—	—	—	—	(0.14)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.50)	$(0.48)	$(0.34)	$(0.44)	$(0.34)
Net asset value, end of period (x)	$11.63	$11.54	$11.27	$11.47	$11.04	$13.37
Total return (%) (k)(r)(s)(x)	0.78 (n)	6.94	2.33	7.13	(14.18)	(1.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79 (a)	0.79	0.79	0.79	0.79	0.79
Expenses after expense reductions	0.78 (a)	0.78	0.78	0.77	0.78	0.78
Net investment income (loss)	3.82 (a)	3.86	3.96	3.92	2.68	1.85
Portfolio turnover rate	21 (n)	47	66	58	120	161
Net assets at end of period (000 omitted)	$701,652	$718,546	$743,873	$783,521	$801,789	$1,043,338
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	14 (n)	21	30	39	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending December 31, 2023. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
16

MFS Total Return Bond Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
17

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$311,258,495	$—	$311,258,495
Non - U.S. Sovereign Debt	—	1,845,744	—	1,845,744
Municipal Bonds	—	25,581,961	—	25,581,961
U.S. Corporate Bonds	—	412,500,849	—	412,500,849
Residential Mortgage-Backed Securities	—	283,828,740	—	283,828,740
Commercial Mortgage-Backed Securities	—	82,190,303	—	82,190,303
Asset-Backed Securities (including CDOs)	—	209,703,070	—	209,703,070
Foreign Bonds	—	127,509,027	—	127,509,027
Investment Companies	20,151,921	—	—	20,151,921
Total	$20,151,921	$1,454,418,189	$—	$1,474,570,110

Other Financial Instruments
Futures Contracts – Assets	$2,492,545	$—	$—	$2,492,545
Futures Contracts – Liabilities	(2,492)	—	—	(2,492)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
18

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$2,492,545	$(2,492)
(a)  Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(7,527,871)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$4,518,357
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
19

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair
20

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$64,321,465
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$1,530,782,553
Gross appreciation	8,099,658
Gross depreciation	(64,312,101)
Net unrealized appreciation (depreciation)	$(56,212,443)
As of 12/31/25
Undistributed ordinary income	61,202,986
Capital loss carryforwards	(168,038,899)
Net unrealized appreciation (depreciation)	(47,212,778)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
21

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(49,781,604)
Long-Term	(118,257,295)
Total	$(168,038,899)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$33,856,888
Service Class	—	30,464,577
Total	$—	$64,321,465
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $100,507, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $27,269, which equated to 0.0037% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $831.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
22

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$149,443,545	$206,468,137
Non-U.S. Government securities	154,936,457	96,737,836
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,826,512	$57,201,442	8,704,336	$102,478,889
Service Class	3,314,750	38,447,573	5,531,762	63,633,124
	8,141,262	$95,649,015	14,236,098	$166,112,013
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,906,521	$33,366,864
Service Class	—	—	2,707,962	30,464,577
	—	$—	5,614,483	$63,831,441
Shares reacquired
Initial Class	(5,174,044)	$(61,143,608)	(13,061,744)	$(153,267,089)
Service Class	(5,263,646)	(60,985,396)	(11,999,151)	(137,967,471)
	(10,437,690)	$(122,129,004)	(25,060,895)	$(291,234,560)
Net change
Initial Class	(347,532)	$(3,942,166)	(1,450,887)	$(17,421,336)
Service Class	(1,948,896)	(22,537,823)	(3,759,427)	(43,869,770)
	(2,296,428)	$(26,479,989)	(5,210,314)	$(61,291,106)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 7%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
23

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $3,464 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,170,090	$177,486,821	$180,501,398	$(404)	$(3,188)	$20,151,921

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$274,994	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Total Return Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Series
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 57.9%
Aerospace & Defense – 2.1%
Boeing Co. (a)	21,389	$4,630,077
General Dynamics Corp.	35,730	12,656,995
Honeywell Aerospace, Inc. (a)	20,661	4,567,844
L3Harris Technologies, Inc.	53,886	15,658,733
Leidos Holdings, Inc.	55,393	5,703,817
		$43,217,466
Alcoholic Beverages – 0.9%
Constellation Brands, Inc., “A”	84,178	$11,708,318
Diageo PLC	369,025	7,452,534
		$19,160,852
Auto & Auto Components – 2.0%
Aptiv PLC (a)	233,846	$14,353,467
Lear Corp.	120,101	16,100,740
LKQ Corp.	343,606	9,047,146
		$39,501,353
Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	548,403	$50,601,145
Northern Trust Corp.	186,194	32,367,965
		$82,969,110
Business Services – 1.8%
Accenture PLC, “A”	80,256	$9,987,057
Amdocs Ltd.	65,839	3,327,503
Cognizant Technology Solutions Corp., “A”	148,717	5,759,809
Equifax, Inc.	37,584	5,965,332
Fidelity National Information Services, Inc.	219,396	8,530,117
Fiserv, Inc. (a)	74,403	3,649,467
		$37,219,285
Chemicals – 1.5%
Axalta Coating Systems Ltd. (a)	564,562	$19,319,312
PPG Industries, Inc.	84,394	10,236,148
		$29,555,460
Conglomerates – 0.3%
Honeywell International, Inc.	25,897	$5,798,226
Construction – 1.7%
Masco Corp.	304,503	$24,777,409
Mohawk Industries, Inc. (a)	44,073	5,347,377
Techtronic Industries Co. Ltd.	286,000	4,774,663
		$34,899,449
VTRFS-SEM

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.9%
Kenvue, Inc.	1,755,846	$33,554,217
Kimberly-Clark Corp.	37,347	4,099,580
		$37,653,797
Consumer Services – 0.3%
Airbnb, Inc., “A” (a)	40,278	$5,763,782
Containers – 0.7%
Avery Dennison Corp.	36,363	$5,903,533
Smurfit Westrock PLC	170,265	7,876,459
		$13,779,992
Diversified Financial Services – 0.1%
CME Group, Inc.	12,316	$2,719,742
Electrical Equipment – 0.4%
Eaton Corp. PLC	18,823	$8,020,857
Energy - Independent – 3.4%
Chevron Corp.	60,371	$10,007,097
ConocoPhillips	267,039	27,761,375
Diamondback Energy, Inc.	32,630	5,735,701
Exxon Mobil Corp.	147,165	20,120,399
Suncor Energy, Inc.	107,523	5,784,597
		$69,409,169
Food & Beverages – 0.6%
J.M. Smucker Co.	50,331	$5,662,237
Tyson Foods, Inc., “A”	105,396	6,033,921
		$11,696,158
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	436,819	$5,910,161
Global Systemically Important Banks – 4.2%
Bank of America Corp.	663,553	$37,809,250
JPMorgan Chase & Co.	77,824	25,474,130
Morgan Stanley	55,693	11,642,065
Wells Fargo & Co.	109,821	9,075,607
		$84,001,052
Health Maintenance Organizations – 2.1%
Cigna Group	116,378	$32,083,087
Humana, Inc.	24,404	9,693,757
		$41,776,844
Insurance – 4.4%
Aon PLC	90,023	$29,859,729
Chubb Ltd.	76,969	26,226,417
Principal Financial Group, Inc.	41,806	4,505,851
Travelers Cos., Inc.	21,501	7,097,910
Willis Towers Watson PLC	84,113	21,984,615
		$89,674,522

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.9%
AGCO Corp.	62,688	$7,503,754
Flowserve Corp.	62,291	4,619,501
Pentair PLC	66,746	5,116,748
		$17,240,003
Media – 2.1%
Omnicom Group, Inc.	458,225	$33,372,527
Warner Bros. Discovery, Inc. (a)	328,547	8,759,063
		$42,131,590
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	77,517	$13,465,478
Medical Equipment – 5.7%
Agilent Technologies, Inc.	49,133	$6,526,336
Becton, Dickinson and Co.	219,009	33,142,632
Boston Scientific Corp. (a)	548,736	23,420,053
Medtronic PLC	445,682	34,865,703
Waters Corp. (a)	45,260	16,974,310
		$114,929,034
Metals & Mining – 0.2%
Glencore PLC	646,516	$4,406,200
Non-Global Systemically Important Banks – 1.1%
PNC Financial Services Group, Inc.	87,537	$21,553,360
Oil Services – 0.2%
SLB Ltd.	77,902	$3,621,664
Pharmaceuticals & Biotechnology – 2.2%
Johnson & Johnson	33,029	$8,388,375
Pfizer, Inc.	1,473,438	35,480,387
		$43,868,762
Restaurants – 0.4%
U.S. Foods Holding Corp. (a)	82,648	$8,450,758
Retail & E-commerce – 0.2%
Target Corp.	29,469	$3,848,946
Semiconductor & Electronic Components – 1.2%
NXP Semiconductors N.V.	86,457	$24,297,011
Software – 2.8%
Microsoft Corp.	108,682	$40,540,560
Salesforce, Inc.	97,034	15,201,346
		$55,741,906
Telecom Services – 1.0%
Comcast Corp., “A”	801,012	$19,664,845

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.6%
Altria Group, Inc.	77,713	$5,591,450
Philip Morris International, Inc.	150,101	27,154,772
		$32,746,222
Transportation & Logistics – 1.1%
Union Pacific Corp.	79,797	$21,704,784
Travel, Gaming, & Lodging – 0.5%
Delta Air Lines, Inc.	116,491	$10,910,547
Utilities – 3.2%
Duke Energy Corp.	124,672	$15,780,982
Exelon Corp.	174,139	8,118,360
National Grid PLC	985,343	16,311,462
PG&E Corp.	1,272,573	21,404,678
Sempra	35,448	3,286,384
		$64,901,866
Total Common Stocks (Identified Cost, $785,020,939)		$1,166,210,253
Bonds – 40.7%
Aerospace & Defense – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,059,989
Boeing Co., 6.528%, 5/01/2034	1,947,000	2,118,168
Boeing Co., 5.805%, 5/01/2050	883,000	872,374
Boeing Co., 6.858%, 5/01/2054	775,000	871,001
		$4,921,532
Asset-Backed & Securitized – 8.9%
ACORE Issuer LLC, 2026-FL1, “AS”, FLR, 5.339% (SOFR - 1mo. + 1.7%), 8/20/2043 (n)	$2,857,500	$2,860,678
Acres PLC, 2026-FL4, “A”, 5.087%, 8/18/2044 (n)	4,080,000	4,089,525
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	406,082	405,885
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	1,977,958	1,975,970
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	1,707,031	1,710,715
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,049,945	1,046,164
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	653,257	647,133
Angel Oak Mortgage Trust, 2026-3, “A1”, 5.512%, 6/25/2071 (n)	2,998,090	2,997,572
Arbor Realty Commercial Real Estate, 2026-FL1, “A”, FLR, 5.139% (SOFR - 1mo. + 1.5%), 9/20/2043 (n)	805,882	807,465
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.389% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	249,290	250,146
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 5.693% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,076,499
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.375% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	3,949,000	3,950,234
AREIT 2022-CRE6 Trust, “B”, FLR, 5.456% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,082,033
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	57,654	57,846
Aspire Mortgage Trust, 2026-3, “A1”, 5.459%, 5/25/2066 (n)	3,360,559	3,356,804
AutoNation Finance Trust, 2026-1A, “A2”, 3.95%, 1/11/2029 (n)	862,480	861,263
Bain Capital Credit CLO Ltd., 2020-3A, “BR3”, FLR, 5.116% (SOFR - 3mo. + 1.45%), 10/23/2034 (n)	2,000,000	2,000,116
Bain Capital Credit CLO Ltd., 2020-4A, “A1RR”, FLR, 4.825% (SOFR - 3mo. + 1.15%), 10/20/2036 (n)	3,189,862	3,186,490
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.367% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	190,367	498,218
BDS 2025-FL16 Ltd., “A”, FLR, 5.039% (SOFR - 1mo. + 1.4%), 6/19/2043 (n)	4,352,693	4,363,317
BDS 2026-FL17 LLC, “A”, FLR, 4.989% (SOFR - 1mo. + 1.35%), 5/19/2043 (n)	4,448,279	4,449,431
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	134,138	137,460
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	1,799,941	1,817,436
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,524,454
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	608,628	617,257
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)	935,000	936,745

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BX Commercial Mortgage Trust, 2026-LP3, “A”, FLR, 5.005% (SOFR - 1mo. + 1.38%), 4/15/2043 (n)	$1,021,994	$1,025,188
BX Trust, 2025-BCAT, “A”, FLR, 5.005% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	1,649,034	1,652,642
BX Trust, 2026-CLS, “A”, 5.025%, 5/15/2043 (n)	1,661,000	1,662,557
BX Trust, 2026-ORBT, “B”, FLR, 0% (SOFR - 1mo. + 1.55%), 7/15/2043 (n)(w)	320,611	320,611
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.3% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	5,204,181
Chesapeake IV Funding, 2026-1A, “A2”, 4.26%, 12/15/2028 (n)	694,000	693,604
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,206,943	1,201,764
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	1,938,714
Commercial Mortgage Pass-Through Certificates, 2025-5YR17, “A3”, 5.225%, 11/15/2058	1,863,539	1,885,075
Commercial Mortgage Pass-Through Certificates, 2026-BNK52, “A5”, 5.586%, 6/15/2036 (w)	629,667	652,665
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	340,126	341,702
CPS Auto Receivables Trust, 2026-B, “A”, 4.35%, 2/15/2030 (n)	1,177,939	1,177,378
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	2,346	2,348
Dell Equipment Finance Trust, 2026-1A, “A2”, 4.24%, 7/24/2028 (n)	740,000	739,248
Dryden Senior Loan Fund CLO Ltd., 2018-55A, “A1”, FLR, 4.954% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	468,746	468,643
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.28% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	5,134,256	5,136,751
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.299% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	2,946,500	2,955,708
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	2,369,972	2,372,314
Empire District Bondco LLC, 4.943%, 1/01/2033	989,246	991,843
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	319,281	321,371
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	252,824	253,167
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	1,837,000	1,829,419
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	46,800	46,494
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.763% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	548,500	553,490
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	774,246	775,129
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	438,803	432,250
Magnetite CLO Ltd., 2017-19A, FLR, 5.13% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	889,810	889,895
MF1 2022-FL8 Ltd., “B”, FLR, 5.589% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,253,757
MF1 2024-FL15 LLC, “AS”, FLR, 5.677% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	2,376,000	2,384,714
MF1 2024-FL16 LLC, “A”, FLR, 5.178% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	4,793,900	4,804,344
MF1 2025-FL19 LLC, “A”, FLR, 5.209% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	2,700,000	2,700,756
MF1 2025-FL19 LLC, “A”, FLR, 5.125% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	2,057,523	2,061,958
MF1 2025-FL20 LLC, “AS”, FLR, 5.337% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	4,194,000	4,207,283
MF1 2026-FL21 LLC, “AS”, FLR, 5.187% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	2,229,299	2,230,125
MF1 2026-FL22 LLC, “AS”, FLR, 5.237% (SOFR - 1mo. + 1.6%), 11/18/2043 (n)	4,162,782	4,165,391
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,575,492
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	706,412	696,646
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM10, “A1LC”, 5.241%, 11/25/2070 (n)	691,588	683,783
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,197,204
MTN Commercial Mortgage Trust, 2026-LPFX, 5.153%, 5/15/2043 (n)	268,042	267,537
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 4.823% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	1,900,000	1,896,675
New Residential Mortgage Loan Trust, 2026-NQM6, “A1”, 5.293%, 5/25/2066 (n)	1,096,002	1,090,002
Oaktree CLO Ltd., 2019-4AR, “BR3”, FLR, 5% (SOFR - 3mo. + 1.6%), 7/20/2037 (n)(w)	4,847,120	4,846,955
Oaktree CLO Ltd., 2019-4AR, “BR3”, FLR, 5% (SOFR - 3mo. + 1.85%), 7/20/2037 (n)(w)	5,329,915	5,329,915
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	677,629	677,081
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	932,669	933,864
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	585,972	586,165
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	874,838	867,749
OBX Trust, 2026-INV4, “AF2”, FLR, 5.077% (SOFR - 1mo. + 1.45%), 5/25/2056 (n)	1,882,850	1,885,650
OBX Trust, 2026-NQM8, “A1”, 5.297%, 5/25/2066 (n)	599,594	598,109
Palmer Square Loan Funding, 2020-3A Ltd., “A2”, FLR, 5.251% (SOFR - 3mo. + 1.6%), 11/15/2036 (n)	4,516,667	4,517,295
Palmer Square Loan Funding, 2024-3A Ltd., “A2R”, FLR, 4.799% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	4,413,018	4,408,265
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.475% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	1,856,072	1,856,809
PFP III 2025-12 Ltd., “AS”, FLR, 5.378% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	2,892,000	2,897,567
PLYM Commercial Mortgage Trust, 2026-IND, “A”, FLR, 4.875% (SOFR - 1mo. + 1.25%), 3/15/2043 (n)	2,116,000	2,117,318
PMT Loan Trust, 2026-CNF4, “A23”, FLR, 4.978% (SOFR - 1mo. + 1.35%), 5/25/2057 (n)	886,647	889,077
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.777% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	3,914,077	3,922,630

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.078% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	$1,211,702	$1,211,658
PRM Loan Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	1,517,909	1,501,235
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	1,898,080	1,895,076
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.178% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	2,626,070	2,641,864
Residential Funding Mortgage Securities, Inc., FGIC, 3.417%, 12/25/2035 (d)(q)	63,221	785
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	1,272,703	1,270,765
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 5.393% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	4,604,656	4,601,820
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	778,239	779,114
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 5.087% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	4,562,992	4,563,950
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	427,579	427,422
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	438,255	434,862
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	384,622	385,335
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.385% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,476,829	1,477,855
		$178,972,864
Auto & Auto Components – 0.2%
Hyundai Capital America, 5.25%, 6/21/2033 (n)	$786,000	$782,769
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	2,741,000	2,334,661
		$3,117,430
Brokerage & Asset Managers – 0.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$3,849,000	$4,021,902
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	843,000	843,185
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,038,000	1,850,494
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	1,535,000	1,515,238
LPL Holdings, Inc., 6.75%, 11/17/2028	362,000	376,366
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	4,012,000	3,855,874
		$12,463,059
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$179,000	$165,353
Masco Corp., 2%, 2/15/2031	3,622,000	3,189,048
Vulcan Materials Co., 3.5%, 6/01/2030	386,000	369,281
		$3,723,682
Business Services – 0.5%
Equinix, Inc., 1.8%, 7/15/2027	$1,405,000	$1,365,966
Equinix, Inc., 2.5%, 5/15/2031	1,931,000	1,730,210
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,434,159
Fiserv, Inc., 2.65%, 6/01/2030	690,000	630,840
Global Payments, Inc., 2.9%, 11/15/2031	778,000	685,288
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,872,000	1,848,241
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,435,000	1,487,427
		$9,182,131
Cable TV – 0.0%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$349,000	$386,820
Chemicals – 0.0%
RPM International, Inc., 2.95%, 1/15/2032	$752,000	$677,515
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$2,129,000	$2,130,384

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.0%
Kenvue, Inc., 4.9%, 3/22/2033	$778,000	$780,979
Diversified Financial Services – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$3,996,000	$3,971,584
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,176,000	2,158,927
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,065,000	2,047,223
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	756,000	733,590
		$8,911,324
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,709,000	$2,407,696
Energy - Independent – 0.3%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$1,254,000	$1,271,974
EQT Corp., 5.75%, 2/01/2034	2,968,000	3,034,711
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	851,000	857,273
		$5,163,958
Energy - Integrated – 0.6%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,208,000	$3,782,623
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,793,000	3,805,434
Eni S.p.A., 5.5%, 5/15/2034 (n)	3,712,000	3,767,087
		$11,355,144
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$746,000	$696,731
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,970,000	3,702,587
Diageo Capital PLC, 2.375%, 10/24/2029	2,415,000	2,250,375
Mars, Inc., 5.2%, 3/01/2035 (n)	4,183,000	4,199,633
		$10,849,326
Global Systemically Important Banks – 2.0%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$3,265,000	$2,906,137
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,135,000	1,984,991
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,678,000	2,366,850
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	864,639
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	482,000	450,033
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,660,000	4,144,295
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,795,000	1,625,101
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,076,000	4,239,504
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	947,000	737,935
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,676,000	2,395,878
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	774,000	792,383
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,501,000	2,322,473
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,151,000	2,833,351
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,261,000	4,993,376
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,455,000	5,690,728
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	1,566,000	1,607,670
		$39,955,344
Insurance – 0.7%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,251,089
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,099,000	2,908,008
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,248,000	1,281,939
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	3,972,000	3,841,253

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	$606,000	$584,254
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	3,038,000	3,248,383
		$14,114,926
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$1,238,000	$1,276,875
UnitedHealth Group, Inc., 5%, 4/15/2034	1,975,000	1,973,895
		$3,250,770
Insurance - Property & Casualty – 0.6%
Aon Corp., 4.5%, 12/15/2028	$1,872,000	$1,867,386
Brown & Brown, Inc., 4.2%, 3/17/2032	2,140,000	2,034,552
Brown & Brown, Inc., 5.55%, 6/23/2035	519,000	517,879
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,084,000	4,187,144
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	88,000	91,859
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,099,000	816,864
Marsh & McLennan Cos., Inc., 4.95%, 3/15/2036	2,553,000	2,510,243
		$12,025,927
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$681,322
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,988,000	$4,073,396
Medical & Health Technology & Services – 0.3%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,570,316
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	278,902
Cigna Corp., 3.2%, 3/15/2040	509,000	397,415
HCA, Inc., 5.125%, 6/15/2039	1,827,000	1,741,528
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	120,960
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,139,000	929,461
		$6,038,582
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,503,000	$1,395,362
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$486,422
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,430,527
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,316,000	3,959,973
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,602,000	1,460,315
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	670,000	610,329
		$7,947,566
Midstream – 0.6%
Enbridge, Inc., 5.625%, 4/05/2034	$3,932,000	$4,048,129
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,896,000	1,819,260
Plains All American Pipeline LP, 5.7%, 9/15/2034	837,000	855,073
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	485,000	480,309
Spectra Energy Partners LP, 3.375%, 10/15/2026	783,000	780,740
Targa Resources Corp., 4.2%, 2/01/2033	754,000	714,555
Targa Resources Corp., 6.125%, 3/15/2033	2,297,000	2,419,781
		$11,117,847

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 9.1%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$993,298	$934,095
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	341,648	355,878
Fannie Mae, 2.5%, 11/01/2031	29,886	28,639
Fannie Mae, 5.5%, 2/01/2033 - 8/01/2038	2,137,574	2,162,574
Fannie Mae, 3%, 2/25/2033 (i)	134,738	8,075
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	2,467,255	2,438,018
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	846,170	851,164
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,292,793	1,332,539
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	7,068,318	6,582,865
Fannie Mae, 3.25%, 5/25/2040	48,419	45,644
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	4,914,291	4,736,367
Fannie Mae, 4.627%, 2/25/2045 (n)	573,907	574,651
Fannie Mae, 2%, 4/25/2046	103,577	95,792
Fannie Mae, 4%, 7/25/2046 (i)	204,935	36,256
Fannie Mae, 5.527%, 11/25/2053	1,070,359	1,100,098
Fannie Mae, UMBS, 2%, 9/01/2035 - 2/01/2052	10,387,896	8,643,989
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 6/01/2052	19,514,803	16,727,216
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	2,777,349	2,747,027
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 9/01/2052	1,330,900	1,287,925
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,284,157	1,758,518
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	7,512,784	6,599,354
Fannie Mae, UMBS, 3.5%, 7/01/2052	20,103	18,382
Fannie Mae, UMBS, 4%, 11/01/2052 - 5/01/2053	531,025	497,273
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 1/01/2055	6,234,336	6,285,849
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2054	3,248,321	3,324,504
Fannie Mae, UMBS, 6.5%, 1/01/2054 - 1/01/2055	244,479	253,049
Freddie Mac, 0.771%, 6/25/2027 (i)	13,682,000	95,136
Freddie Mac, 0.854%, 6/25/2027 (i)	4,156,680	18,826
Freddie Mac, 0.694%, 7/25/2027 (i)	11,124,879	47,166
Freddie Mac, 0.456%, 8/25/2027 (i)	9,650,000	39,646
Freddie Mac, 0.531%, 8/25/2027 (i)	6,022,381	24,974
Freddie Mac, 0.406%, 9/25/2027 - 1/25/2031 (i)	15,659,416	102,831
Freddie Mac, 0.323%, 11/25/2027 (i)	16,290,000	42,874
Freddie Mac, 0.402%, 11/25/2027 (i)	10,789,709	34,142
Freddie Mac, 0.444%, 11/25/2027 (i)	9,662,562	34,056
Freddie Mac, 0.379%, 12/25/2027 (i)	10,109,000	36,992
Freddie Mac, 0.417%, 12/25/2027 (i)	11,210,000	51,709
Freddie Mac, 0.48%, 12/25/2027 (i)	16,122,773	79,200
Freddie Mac, 1.208%, 7/25/2029 (i)	793,574	22,730
Freddie Mac, 1.257%, 8/25/2029 (i)	5,024,772	156,248
Freddie Mac, 1.913%, 4/25/2030 (i)	900,000	55,309
Freddie Mac, 1.954%, 4/25/2030 (i)	2,701,417	168,636
Freddie Mac, 1.769%, 5/25/2030 (i)	1,301,002	77,637
Freddie Mac, 1.908%, 5/25/2030 (i)	3,334,078	209,669
Freddie Mac, 1.434%, 6/25/2030 (i)	1,327,631	62,917
Freddie Mac, 1.701%, 8/25/2030 (i)	1,191,673	69,226
Freddie Mac, 1.261%, 9/25/2030 (i)	775,587	34,125
Freddie Mac, 1.17%, 11/25/2030 (i)	1,356,411	57,503
Freddie Mac, 0.87%, 1/25/2031 (i)	2,233,850	73,380
Freddie Mac, 1.025%, 1/25/2031 (i)	1,493,151	56,134
Freddie Mac, 0.602%, 3/25/2031 (i)	4,230,524	82,304
Freddie Mac, 0.827%, 3/25/2031 (i)	1,837,683	58,282
Freddie Mac, 1.322%, 5/25/2031 (i)	822,353	42,560
Freddie Mac, 1.039%, 7/25/2031 (i)	1,237,840	53,168
Freddie Mac, 0.603%, 8/25/2031 (i)	1,651,458	36,292
Freddie Mac, 0.632%, 9/25/2031 (i)	5,442,448	135,626
Freddie Mac, 0.954%, 9/25/2031 (i)	1,567,181	61,032

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.441%, 11/25/2031 (i)	$8,030,040	$135,276
Freddie Mac, 0.595%, 12/25/2031 (i)	7,179,988	166,056
Freddie Mac, 0.664%, 12/25/2031 (i)	12,162,189	316,073
Freddie Mac, 0.42%, 11/25/2032 (i)	7,954,043	103,221
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	538,874	541,771
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	331,021	334,565
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	408,303	421,144
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	220,568	230,294
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	399,698	395,707
Freddie Mac, 5.5%, 2/15/2036 (i)	32,941	4,910
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	1,514,690	1,462,379
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	3,457,565	3,232,789
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	5,764,046	5,215,542
Freddie Mac, 4.5%, 12/15/2040 (i)	10,769	982
Freddie Mac, 4%, 8/15/2044 (i)	29,662	2,326
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	11,352,879	9,200,420
Freddie Mac, UMBS, 6.5%, 10/01/2034 - 4/01/2055	2,597,303	2,694,280
Freddie Mac, UMBS, 5%, 10/01/2035 - 3/01/2055	1,915,898	1,895,879
Freddie Mac, UMBS, 6%, 1/01/2036 - 6/01/2054	1,107,278	1,135,488
Freddie Mac, UMBS, 3%, 4/01/2037 - 8/01/2052	6,679,242	5,845,755
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	951,930	878,788
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	1,077,747	1,019,457
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 9/01/2052	5,323,559	4,498,541
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	791,270	607,260
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	517,141	526,649
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,455,637	2,372,093
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	578,268	596,605
Ginnie Mae, 5.5%, 5/15/2033 - 3/20/2055	5,799,081	5,857,956
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	6,016,316	5,841,921
Ginnie Mae, 5%, 7/20/2033 - 6/20/2056	4,783,877	4,730,761
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	3,912,554	3,704,787
Ginnie Mae, 3.854%, 9/20/2041	544,520	530,131
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	2,589,980	2,401,372
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	8,115,633	7,235,686
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	9,984,771	8,537,749
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	8,016,497	6,575,406
Ginnie Mae, 4.808%, 12/20/2053	1,569,658	1,582,707
Ginnie Mae, 4.339%, 2/20/2056	1,955,843	1,954,838
Ginnie Mae, 4.458%, 9/20/2065	1,117,589	1,120,711
Ginnie Mae, 4.408%, 2/20/2066	1,588,544	1,583,474
UMBS, TBA, 2.5%, 7/13/2056	2,900,000	2,422,633
UMBS, TBA, 5%, 7/13/2056	2,525,000	2,480,817
UMBS, TBA, 6%, 7/13/2056 - 8/25/2056	5,325,000	5,437,802
UMBS, TBA, 1.5%, 7/25/2056	750,000	573,395
UMBS, TBA, 4%, 7/25/2056	2,800,000	2,616,681
UMBS, TBA, 5.5%, 7/25/2056	2,550,000	2,558,148
		$183,127,296
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$2,715,000	$2,835,231
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,300,539
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	1,720,000	1,764,084
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,032,000	945,563
		$9,845,417

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$405,019
Network & Telecom – 0.2%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$577,000	$580,562
Verizon Communications, Inc., 3.15%, 3/22/2030	995,000	944,793
Verizon Communications, Inc., 4.812%, 3/15/2039	1,775,000	1,650,716
		$3,176,071
Non-Global Systemically Important Banks – 0.4%
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	$4,286,000	$4,127,457
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	838,686
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	872,648
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,335,000	2,405,148
		$8,243,939
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$804,000	$698,185
Waste Management, Inc., 4.875%, 2/15/2034	5,465,000	5,490,012
		$6,188,197
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,057,000	$4,105,756
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$162,000	$159,602
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,694,000	1,646,715
Realty Income Corp., REIT, 3.25%, 1/15/2031	458,000	430,700
		$2,237,017
Real Estate - Storage & Office – 0.3%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,244,000	$1,083,416
Boston Properties LP, REIT, 5.75%, 1/15/2035	3,957,000	3,994,684
		$5,078,100
Refining – 0.1%
Phillips 66 Co., 2.15%, 12/15/2030	$2,775,000	$2,489,155
Retail & E-commerce – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,243,000	$1,791,923
Genuine Parts Co., 2.75%, 2/01/2032	3,528,000	3,076,235
		$4,868,158
Software – 0.4%
Oracle Corp., 4.9%, 2/06/2033	$749,000	$710,145
Oracle Corp., 5.2%, 9/26/2035	2,361,000	2,210,383
Roper Technologies, Inc., 2%, 6/30/2030	1,231,000	1,104,844
Salesforce, Inc., 5.2%, 3/15/2033	1,272,000	1,274,236
Salesforce, Inc., 5.55%, 3/15/2036	1,272,000	1,271,036
Salesforce, Inc., 6.4%, 3/15/2046	848,000	856,527
		$7,427,171

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,426,000	$2,402,093
Rogers Communications, Inc., 3.8%, 3/15/2032	3,540,000	3,301,005
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,907,000	1,832,403
Vodafone Group PLC, 5.35%, 6/18/2036	2,073,000	2,055,528
Vodafone Group PLC, 5.625%, 2/10/2053	758,000	704,842
		$10,295,871
Tobacco – 0.5%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,810,000	$4,797,444
Philip Morris International, Inc., 5.125%, 11/17/2027	822,000	829,572
Philip Morris International, Inc., 5.625%, 11/17/2029	381,000	392,600
Philip Morris International, Inc., 5.125%, 2/15/2030	1,417,000	1,438,479
Philip Morris International, Inc., 5.75%, 11/17/2032	1,667,000	1,745,937
		$9,204,032
Transportation & Logistics – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$716,000	$812,835
Travel, Gaming, & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,507,000	$1,514,063
Las Vegas Sands Corp., 3.9%, 8/08/2029	838,000	809,036
Marriott International, Inc., 4.625%, 6/15/2030	1,994,000	1,989,015
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,433
Marriott International, Inc., 2.75%, 10/15/2033	1,612,000	1,400,738
		$5,719,285
U.S. Treasury Obligations – 9.0%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$7,596,000	$5,829,930
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	6,870,912
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,747,116
U.S. Treasury Bonds, 2.25%, 8/15/2046 (f)	46,200,000	30,132,867
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	639,176
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	4,696,148
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,310,188
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	4,454,930
U.S. Treasury Bonds, 4.75%, 11/15/2053	8,000,000	7,739,375
U.S. Treasury Bonds, 4.25%, 2/15/2054	12,900,000	11,510,226
U.S. Treasury Bonds, 4.5%, 11/15/2054	18,000,000	16,756,172
U.S. Treasury Bonds, 4.75%, 8/15/2055	1,000,000	970,273
U.S. Treasury Notes, 4.125%, 7/31/2028	10,500,000	10,492,617
U.S. Treasury Notes, 4.25%, 6/30/2029	29,300,000	29,366,383
U.S. Treasury Notes, 3.875%, 4/30/2030	9,500,000	9,397,207
U.S. Treasury Notes, 4.25%, 11/15/2034	24,100,000	23,864,649
U.S. Treasury Notes, 4%, 11/15/2035	13,900,000	13,446,078
		$181,224,247
Utilities – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,205,000	$1,270,175
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	235,000	210,258
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	4,021,000	4,047,238
Duke Energy Corp., 4.5%, 8/15/2032	2,858,000	2,802,213
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	329,876
Exelon Corp., 4.05%, 4/15/2030	1,543,000	1,506,040
Georgia Power Co., 3.7%, 1/30/2050	138,000	102,401
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	873,000	780,961
Jersey Central Power & Light Co., 5.1%, 1/15/2035	629,000	628,518

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – continued
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	$2,007,000	$2,063,559
Pacific Gas & Electric Co., 2.1%, 8/01/2027	453,000	441,040
Pacific Gas & Electric Co., 3%, 6/15/2028	1,422,000	1,376,066
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,751,000	1,570,949
Pacific Gas & Electric Co., 3.3%, 8/01/2040	990,000	742,096
Xcel Energy, Inc., 3.4%, 6/01/2030	1,034,000	982,825
		$18,854,215
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,073,000	$964,814
Total Bonds (Identified Cost, $850,400,207)		$819,911,481
Convertible Preferred Stocks – 0.7%
Aerospace & Defense – 0.3%
Boeing Co., 6%, 10/15/2027	92,875	$6,250,488
Internet – 0.4%
Alphabet, Inc., “A”, 6.25%	72,901	$3,709,932
Alphabet, Inc., “B”, 6.25%	72,901	3,666,920
		$7,376,852
Total Convertible Preferred Stocks (Identified Cost, $11,933,850)		$13,627,340
Preferred Stocks – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA (Identified Cost, $11,124,812)	135,794	$11,410,335
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $25,690,598)	25,691,367	$25,691,367
Other Assets, Less Liabilities – (1.1)%		(23,117,263)
Net Assets – 100.0%		$2,013,733,513

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,691,367 and
$2,011,159,409, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$227,676,893, representing 11.3% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

MFS Total Return Series
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 6/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	210	$22,479,844	September – 2026	$77,190
U.S. Treasury Ultra Bond 30 yr	Long	USD	82	9,524,812	September – 2026	276,022
U.S. Treasury Ultra Note 10 yr	Long	USD	88	9,897,250	September – 2026	92,145
						$445,357
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	360	$74,207,812	September – 2026	$(4,078)
At June 30, 2026, the fund had liquid securities collateral with an aggregate value of $1,499,477 to cover any collateral or margin obligations for derivative contracts.
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,658,479,808)	$2,011,159,409
Investments in affiliated issuers, at value (identified cost, $25,690,598)	25,691,367
Cash	398,788
Foreign currency, at value (identified cost, $41,781)	39,116
Receivables for
Investments sold	2,468,025
TBA sale commitments	1,791,029
Fund shares sold	1,003,100
Interest and dividends	8,939,867
Receivable from investment adviser	94,501
Other assets	2,141
Total assets	$2,051,587,343
Liabilities
Payables for
Net daily variation margin on open futures contracts	$177,402
Investments purchased	5,362,306
When-issued investments purchased	11,146,777
TBA purchase commitments	17,802,607
Fund shares reacquired	3,153,447
Payable to affiliates
Administrative services fee	1,552
Shareholder servicing costs	1,301
Distribution and/or service fees	15,090
Payable for independent Trustees' compensation	6,684
Accrued expenses and other liabilities	186,664
Total liabilities	$37,853,830
Net assets	$2,013,733,513
Net assets consist of
Paid-in capital	$1,329,522,821
Total distributable earnings (loss)	684,210,692
Net assets	$2,013,733,513
Shares of beneficial interest outstanding	84,969,941

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$917,042,461	38,031,569	$24.11
Service Class	1,096,691,052	46,938,372	23.36
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$17,709,316
Dividends from unaffiliated issuers	14,878,174
Dividends from affiliated issuers	487,554
Other	19,696
Income on securities loaned	2,175
Foreign taxes withheld	(140,325)
Total investment income	$32,956,590
Expenses
Management fee	$6,888,524
Distribution and/or service fees	1,389,271
Shareholder servicing costs	40,687
Administrative services fee	142,952
Independent Trustees' compensation	20,674
Custodian fee	72,324
Shareholder communications	30,754
Audit and tax fees	39,605
Legal fees	5,435
Miscellaneous	38,223
Total expenses	$8,668,449
Reduction of expenses by investment adviser	(1,039,785)
Net expenses	$7,628,664
Net investment income (loss)	$25,327,926
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$128,291,970
Affiliated issuers	(6,740)
Futures contracts	(2,428,384)
Foreign currency	18,473
Net realized gain (loss)	$125,875,319
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(84,224,779)
Affiliated issuers	(1,537)
Futures contracts	821,929
Translation of assets and liabilities in foreign currencies	(44,464)
Net unrealized gain (loss)	$(83,448,851)
Net realized and unrealized gain (loss)	$42,426,468
Change in net assets from operations	$67,754,394
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$25,327,926	$50,344,616
Net realized gain (loss)	125,875,319	142,132,637
Net unrealized gain (loss)	(83,448,851)	24,035,886
Change in net assets from operations	$67,754,394	$216,513,139
Total distributions to shareholders	$—	$(205,887,331)
Change in net assets from fund share transactions	$(125,033,450)	$(38,209,397)
Total change in net assets	$(57,279,056)	$(27,583,589)
Net assets
At beginning of period	2,071,012,569	2,098,596,158
At end of period	$2,013,733,513	$2,071,012,569
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$23.33	$23.27	$23.26	$22.49	$27.78	$26.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.60	$0.61	$0.55	$0.45	$0.39
Net realized and unrealized gain (loss)	0.47	1.91	1.19	1.69	(3.10)	3.24
Total from investment operations	$0.78	$2.51	$1.80	$2.24	$(2.65)	$3.63
Less distributions declared to shareholders
From net investment income	$—	$(0.67)	$(0.61)	$(0.48)	$(0.44)	$(0.51)
From net realized gain	—	(1.78)	(1.18)	(0.99)	(2.20)	(1.36)
Total distributions declared to shareholders	$—	$(2.45)	$(1.79)	$(1.47)	$(2.64)	$(1.87)
Net asset value, end of period (x)	$24.11	$23.33	$23.27	$23.26	$22.49	$27.78
Total return (%) (k)(r)(s)(x)	3.34 (n)	11.16	7.75	10.44	(9.58)	14.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71 (a)	0.71	0.71	0.71	0.71	0.70
Expenses after expense reductions	0.61 (a)	0.61	0.61	0.61	0.61	0.61
Net investment income (loss)	2.62 (a)	2.56	2.54	2.45	1.84	1.43
Portfolio turnover rate	26 (n)	37	58	38	67	98
Net assets at end of period (000 omitted)	$917,042	$942,939	$960,389	$1,000,723	$1,001,860	$1,274,331

See Notes to Financial Statements

MFS Total Return Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$22.63	$22.64	$22.68	$21.95	$27.18	$25.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.53	$0.53	$0.49	$0.38	$0.32
Net realized and unrealized gain (loss)	0.46	1.85	1.16	1.65	(3.04)	3.17
Total from investment operations	$0.73	$2.38	$1.69	$2.14	$(2.66)	$3.49
Less distributions declared to shareholders
From net investment income	$—	$(0.61)	$(0.55)	$(0.42)	$(0.37)	$(0.45)
From net realized gain	—	(1.78)	(1.18)	(0.99)	(2.20)	(1.36)
Total distributions declared to shareholders	$—	$(2.39)	$(1.73)	$(1.41)	$(2.57)	$(1.81)
Net asset value, end of period (x)	$23.36	$22.63	$22.64	$22.68	$21.95	$27.18
Total return (%) (k)(r)(s)(x)	3.23 (n)	10.87	7.46	10.22	(9.84)	13.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96 (a)	0.96	0.96	0.96	0.96	0.95
Expenses after expense reductions	0.86 (a)	0.86	0.86	0.86	0.86	0.86
Net investment income (loss)	2.36 (a)	2.31	2.29	2.20	1.60	1.17
Portfolio turnover rate	26 (n)	37	58	38	67	98
Net assets at end of period (000 omitted)	$1,096,691	$1,128,073	$1,138,208	$1,183,353	$1,179,835	$1,407,467

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and

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Notes to Financial Statements (unaudited) - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,141,108,137	$—	$—	$1,141,108,137
United Kingdom	28,170,196	—	—	28,170,196
Germany	11,410,335	—	—	11,410,335
Canada	5,784,597	—	—	5,784,597
Hong Kong	—	4,774,663	—	4,774,663
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	181,224,247	—	181,224,247
Non - U.S. Sovereign Debt	—	681,322	—	681,322
Municipal Bonds	—	9,845,417	—	9,845,417
U.S. Corporate Bonds	—	184,388,016	—	184,388,016
Residential Mortgage-Backed Securities	—	216,482,803	—	216,482,803
Commercial Mortgage-Backed Securities	—	33,359,896	—	33,359,896
Asset-Backed Securities (including CDOs)	—	112,257,461	—	112,257,461
Foreign Bonds	—	81,672,319	—	81,672,319
Investment Companies	25,691,367	—	—	25,691,367
Total	$1,212,164,632	$824,686,144	$—	$2,036,850,776

Other Financial Instruments
Futures Contracts – Assets	$445,357	$—	$—	$445,357
Futures Contracts – Liabilities	(4,078)	—	—	(4,078)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are

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Notes to Financial Statements (unaudited) - continued
recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$445,357	$(4,078)
(a)  Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(2,428,384)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$821,929
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the

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Notes to Financial Statements (unaudited) - continued
Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

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Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

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Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$61,066,591
Long-term capital gains	144,820,740
Total distributions	$205,887,331
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$1,694,396,358
Gross appreciation	422,014,747
Gross depreciation	(79,560,329)
Net unrealized appreciation (depreciation)	$342,454,418
As of 12/31/25
Undistributed ordinary income	60,171,846
Undistributed long-term capital gain	131,950,586
Other temporary differences	60,145
Net unrealized appreciation (depreciation)	424,273,721
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$93,436,388
Service Class	—	112,450,943
Total	$—	$205,887,331
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's

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Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $140,257, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $899,528, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $39,267, which equated to 0.0038% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $1,420.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $19,450, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$226,840,719	$261,375,277
Non-U.S. Government securities	294,749,196	346,960,257

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Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	392,526	$9,390,828	957,566	$22,606,850
Service Class	1,151,800	26,770,277	2,545,812	58,317,010
	1,544,326	$36,161,105	3,503,378	$80,923,860
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,149,040	$93,436,388
Service Class	—	—	5,141,790	112,450,943
	—	$—	9,290,830	$205,887,331
Shares reacquired
Initial Class	(2,786,847)	$(66,796,753)	(5,953,209)	$(139,962,490)
Service Class	(4,063,233)	(94,397,802)	(8,112,856)	(185,058,098)
	(6,850,080)	$(161,194,555)	(14,066,065)	$(325,020,588)
Net change
Initial Class	(2,394,321)	$(57,405,925)	(846,603)	$(23,919,252)
Service Class	(2,911,433)	(67,627,525)	(425,254)	(14,290,145)
	(5,305,754)	$(125,033,450)	(1,271,857)	$(38,209,397)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $4,770 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,745,439	$210,052,042	$192,097,837	$(6,740)	$(1,537)	$25,691,367

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$487,554	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 14, 2026

*  Print name and title of each signing officer under his or her signature.